Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	1.875%	2/15/32	325	298
	United States Treasury Note/Bond	2.875%	5/15/32	4,110	4,116
	United States Treasury Note/Bond	3.250%	5/15/42	810	807
	United States Treasury Note/Bond	2.250%	2/15/52	4,993	4,174
Total U.S. Government and Agency Obligations (Cost $9,402)					9,395
Corporate Bonds (98.5%)
Communications (12.8%)
	Activision Blizzard Inc.	4.500%	6/15/47	2,492	2,519
	Activision Blizzard Inc.	2.500%	9/15/50	2,224	1,649
	Alphabet Inc.	1.900%	8/15/40	1,454	1,083
	Alphabet Inc.	2.050%	8/15/50	5,540	3,938
	Alphabet Inc.	2.250%	8/15/60	3,587	2,487
	America Movil SAB de CV	6.375%	3/1/35	845	992
	America Movil SAB de CV	6.125%	11/15/37	1,089	1,225
	America Movil SAB de CV	6.125%	3/30/40	5,105	5,790
	America Movil SAB de CV	4.375%	7/16/42	2,375	2,243
	America Movil SAB de CV	4.375%	4/22/49	3,040	2,925
	AT&T Inc.	2.550%	12/1/33	11,322	9,634
	AT&T Inc.	4.500%	5/15/35	5,519	5,515
	AT&T Inc.	4.900%	8/15/37	2,278	2,320
	AT&T Inc.	4.850%	3/1/39	5,473	5,503
	AT&T Inc.	5.350%	9/1/40	1,000	1,058
	AT&T Inc.	3.500%	6/1/41	5,513	4,656
	AT&T Inc.	4.300%	12/15/42	2,831	2,642
	AT&T Inc.	3.100%	2/1/43	1,500	1,190
	AT&T Inc.	4.650%	6/1/44	2,011	1,940
	AT&T Inc.	4.350%	6/15/45	2,508	2,303
	AT&T Inc.	4.850%	7/15/45	65	63
	AT&T Inc.	4.750%	5/15/46	4,328	4,277
[1]	AT&T Inc.	5.150%	11/15/46	1,931	2,002
	AT&T Inc.	4.500%	3/9/48	5,032	4,833
	AT&T Inc.	4.550%	3/9/49	4,289	4,073
	AT&T Inc.	3.650%	6/1/51	4,586	3,788
	AT&T Inc.	3.500%	9/15/53	17,256	13,890
	AT&T Inc.	3.550%	9/15/55	19,790	15,797
	AT&T Inc.	3.800%	12/1/57	13,357	11,039
	AT&T Inc.	3.650%	9/15/59	15,560	12,417
	AT&T Inc.	3.850%	6/1/60	3,470	2,855
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	2,255	2,166
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	2,182	2,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	483	410
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	1,255	978
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	400	337
	Charter Communications Operating LLC	4.400%	4/1/33	1,275	1,197
	Charter Communications Operating LLC	6.384%	10/23/35	3,817	4,063
	Charter Communications Operating LLC	5.375%	4/1/38	2,160	2,020
	Charter Communications Operating LLC	3.500%	6/1/41	2,262	1,697
	Charter Communications Operating LLC	3.500%	3/1/42	4,031	3,013
	Charter Communications Operating LLC	6.484%	10/23/45	6,011	6,218
	Charter Communications Operating LLC	5.375%	5/1/47	4,590	4,216
	Charter Communications Operating LLC	5.750%	4/1/48	3,711	3,595
	Charter Communications Operating LLC	5.125%	7/1/49	3,344	2,963
	Charter Communications Operating LLC	4.800%	3/1/50	7,020	6,012
	Charter Communications Operating LLC	3.700%	4/1/51	5,221	3,807
	Charter Communications Operating LLC	3.900%	6/1/52	5,355	4,003
	Charter Communications Operating LLC	5.250%	4/1/53	3,200	2,922
	Charter Communications Operating LLC	6.834%	10/23/55	2,633	2,792
	Charter Communications Operating LLC	3.850%	4/1/61	4,580	3,262
	Charter Communications Operating LLC	4.400%	12/1/61	4,335	3,368
	Charter Communications Operating LLC	3.950%	6/30/62	1,633	1,181
	Charter Communications Operating LLC	5.500%	4/1/63	2,070	1,833
	Comcast Corp.	4.250%	1/15/33	4,216	4,300
	Comcast Corp.	7.050%	3/15/33	1,042	1,288
	Comcast Corp.	4.200%	8/15/34	2,339	2,355
	Comcast Corp.	5.650%	6/15/35	490	554
	Comcast Corp.	4.400%	8/15/35	678	686
	Comcast Corp.	6.500%	11/15/35	983	1,191
	Comcast Corp.	3.200%	7/15/36	1,881	1,671
	Comcast Corp.	6.450%	3/15/37	1,389	1,697
	Comcast Corp.	6.950%	8/15/37	740	944
	Comcast Corp.	3.900%	3/1/38	3,751	3,586
	Comcast Corp.	4.600%	10/15/38	2,562	2,610
	Comcast Corp.	6.550%	7/1/39	1,082	1,360
	Comcast Corp.	3.250%	11/1/39	2,768	2,407
	Comcast Corp.	3.750%	4/1/40	2,905	2,658
	Comcast Corp.	4.650%	7/15/42	2,169	2,177
	Comcast Corp.	4.600%	8/15/45	2,141	2,148
	Comcast Corp.	3.400%	7/15/46	2,794	2,377
	Comcast Corp.	4.000%	8/15/47	2,490	2,282
	Comcast Corp.	3.969%	11/1/47	5,090	4,715
	Comcast Corp.	4.000%	3/1/48	1,265	1,170
	Comcast Corp.	4.700%	10/15/48	2,891	2,959
	Comcast Corp.	3.999%	11/1/49	4,608	4,296
	Comcast Corp.	3.450%	2/1/50	4,758	4,031
	Comcast Corp.	2.800%	1/15/51	4,126	3,133
[2]	Comcast Corp.	2.887%	11/1/51	10,525	8,025
	Comcast Corp.	2.450%	8/15/52	1,725	1,225
	Comcast Corp.	4.049%	11/1/52	2,770	2,589
[2]	Comcast Corp.	2.937%	11/1/56	15,345	11,439
	Comcast Corp.	4.950%	10/15/58	2,006	2,167
	Comcast Corp.	2.650%	8/15/62	2,725	1,872
[2]	Comcast Corp.	2.987%	11/1/63	8,988	6,516
	Deutsche Telekom International Finance BV	9.250%	6/1/32	1,267	1,741
	Discovery Communications LLC	5.000%	9/20/37	1,192	1,146
	Discovery Communications LLC	6.350%	6/1/40	793	827
	Discovery Communications LLC	4.875%	4/1/43	1,568	1,390
	Discovery Communications LLC	5.200%	9/20/47	2,850	2,603
	Discovery Communications LLC	5.300%	5/15/49	864	802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	4.650%	5/15/50	2,149	1,800
	Discovery Communications LLC	4.000%	9/15/55	3,530	2,675
	Electronic Arts Inc.	2.950%	2/15/51	1,590	1,217
	Fox Corp.	5.476%	1/25/39	3,030	3,111
	Fox Corp.	5.576%	1/25/49	2,532	2,634
	Grupo Televisa SAB	6.625%	1/15/40	1,696	1,887
	Grupo Televisa SAB	5.000%	5/13/45	602	572
	Grupo Televisa SAB	6.125%	1/31/46	1,575	1,783
	Grupo Televisa SAB	5.250%	5/24/49	2,065	2,102
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	315	248
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	531	551
[2]	Magallanes Inc.	5.050%	3/15/42	10,415	9,409
[2]	Magallanes Inc.	5.141%	3/15/52	15,360	13,742
[2]	Magallanes Inc.	5.391%	3/15/62	7,555	6,763
	NBCUniversal Media LLC	5.950%	4/1/41	500	583
	NBCUniversal Media LLC	4.450%	1/15/43	2,566	2,508
	Orange SA	5.375%	1/13/42	1,519	1,621
	Orange SA	5.500%	2/6/44	1,397	1,526
	Paramount Global	5.500%	5/15/33	690	698
	Paramount Global	6.875%	4/30/36	2,583	2,909
	Paramount Global	5.900%	10/15/40	1,966	1,982
	Paramount Global	4.850%	7/1/42	3,307	2,942
	Paramount Global	4.375%	3/15/43	673	566
	Paramount Global	5.850%	9/1/43	3,036	3,059
	Paramount Global	5.250%	4/1/44	467	426
	Paramount Global	4.900%	8/15/44	1,011	896
	Paramount Global	4.600%	1/15/45	999	845
	Paramount Global	4.950%	5/19/50	2,025	1,832
	Rogers Communications Inc.	7.500%	8/15/38	1,551	1,949
[2]	Rogers Communications Inc.	4.500%	3/15/42	1,550	1,443
	Rogers Communications Inc.	4.500%	3/15/43	1,044	952
	Rogers Communications Inc.	5.450%	10/1/43	1,285	1,302
	Rogers Communications Inc.	5.000%	3/15/44	1,422	1,402
	Rogers Communications Inc.	4.300%	2/15/48	1,435	1,246
	Rogers Communications Inc.	4.350%	5/1/49	2,812	2,511
	Rogers Communications Inc.	3.700%	11/15/49	3,519	2,864
[2]	Rogers Communications Inc.	4.550%	3/15/52	4,040	3,756
	Telefonica Emisiones SA	7.045%	6/20/36	4,379	5,136
	Telefonica Emisiones SA	4.665%	3/6/38	1,120	1,047
	Telefonica Emisiones SA	5.213%	3/8/47	5,608	5,279
	Telefonica Emisiones SA	4.895%	3/6/48	2,924	2,649
	Telefonica Emisiones SA	5.520%	3/1/49	2,960	2,927
	TELUS Corp.	4.600%	11/16/48	1,799	1,787
	TELUS Corp.	4.300%	6/15/49	1,057	1,003
	Thomson Reuters Corp.	5.500%	8/15/35	1,295	1,373
	Thomson Reuters Corp.	5.850%	4/15/40	392	425
	Thomson Reuters Corp.	5.650%	11/23/43	1,200	1,271
	Time Warner Cable LLC	6.550%	5/1/37	3,164	3,342
	Time Warner Cable LLC	7.300%	7/1/38	3,669	4,067
	Time Warner Cable LLC	6.750%	6/15/39	1,510	1,609
	Time Warner Cable LLC	5.875%	11/15/40	3,446	3,430
	Time Warner Cable LLC	5.500%	9/1/41	903	837
	Time Warner Cable LLC	4.500%	9/15/42	3,490	2,901
	Time Warner Entertainment Co. LP	8.375%	7/15/33	4,266	5,169
	T-Mobile USA Inc.	4.375%	4/15/40	5,337	5,014
	T-Mobile USA Inc.	3.000%	2/15/41	5,420	4,267
	T-Mobile USA Inc.	4.500%	4/15/50	4,729	4,411
	T-Mobile USA Inc.	3.300%	2/15/51	7,553	5,848

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	T-Mobile USA Inc.	3.400%	10/15/52	4,153	3,226
	T-Mobile USA Inc.	3.600%	11/15/60	2,655	2,054
[2]	T-Mobile USA Inc.	3.600%	11/15/60	1,960	1,477
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	1,083	1,058
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	885	842
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	2,310	2,070
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	1,464	1,398
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	1,069	856
	Verizon Communications Inc.	4.500%	8/10/33	4,540	4,623
	Verizon Communications Inc.	6.400%	9/15/33	435	511
	Verizon Communications Inc.	4.400%	11/1/34	5,493	5,534
	Verizon Communications Inc.	5.850%	9/15/35	200	225
	Verizon Communications Inc.	4.272%	1/15/36	2,987	2,949
	Verizon Communications Inc.	5.250%	3/16/37	3,045	3,326
	Verizon Communications Inc.	4.812%	3/15/39	4,180	4,341
	Verizon Communications Inc.	2.650%	11/20/40	6,791	5,252
	Verizon Communications Inc.	3.400%	3/22/41	9,510	8,206
	Verizon Communications Inc.	2.850%	9/3/41	3,055	2,435
	Verizon Communications Inc.	4.750%	11/1/41	1,280	1,281
	Verizon Communications Inc.	3.850%	11/1/42	1,420	1,278
	Verizon Communications Inc.	6.550%	9/15/43	185	230
	Verizon Communications Inc.	4.125%	8/15/46	1,653	1,552
	Verizon Communications Inc.	4.862%	8/21/46	4,186	4,372
	Verizon Communications Inc.	5.500%	3/16/47	1,548	1,750
	Verizon Communications Inc.	4.522%	9/15/48	4,669	4,682
	Verizon Communications Inc.	4.000%	3/22/50	2,744	2,510
	Verizon Communications Inc.	2.875%	11/20/50	5,930	4,429
	Verizon Communications Inc.	3.550%	3/22/51	10,495	8,897
	Verizon Communications Inc.	3.875%	3/1/52	915	821
	Verizon Communications Inc.	5.012%	8/21/54	940	1,003
	Verizon Communications Inc.	4.672%	3/15/55	845	854
	Verizon Communications Inc.	2.987%	10/30/56	10,051	7,449
	Verizon Communications Inc.	3.000%	11/20/60	5,309	3,866
	Verizon Communications Inc.	3.700%	3/22/61	6,695	5,600
	Vodafone Group plc	6.250%	11/30/32	736	830
	Vodafone Group plc	6.150%	2/27/37	1,678	1,887
	Vodafone Group plc	5.000%	5/30/38	2,574	2,602
	Vodafone Group plc	4.375%	2/19/43	2,782	2,542
	Vodafone Group plc	5.250%	5/30/48	5,104	5,102
	Vodafone Group plc	4.875%	6/19/49	4,245	4,102
	Vodafone Group plc	4.250%	9/17/50	3,924	3,472
	Vodafone Group plc	5.125%	6/19/59	1,700	1,665
	Walt Disney Co.	6.550%	3/15/33	2,361	2,806
	Walt Disney Co.	6.200%	12/15/34	2,137	2,524
	Walt Disney Co.	6.400%	12/15/35	1,650	2,006
	Walt Disney Co.	6.150%	3/1/37	1,067	1,255
	Walt Disney Co.	6.650%	11/15/37	3,097	3,869
	Walt Disney Co.	4.625%	3/23/40	627	644
	Walt Disney Co.	3.500%	5/13/40	3,305	2,947
	Walt Disney Co.	6.150%	2/15/41	725	868
	Walt Disney Co.	5.400%	10/1/43	2,220	2,458
	Walt Disney Co.	4.750%	9/15/44	2,804	2,881
	Walt Disney Co.	4.950%	10/15/45	980	1,027
	Walt Disney Co.	7.750%	12/1/45	555	785
	Walt Disney Co.	4.750%	11/15/46	490	501
	Walt Disney Co.	2.750%	9/1/49	3,786	2,859
	Walt Disney Co.	4.700%	3/23/50	4,405	4,592
	Walt Disney Co.	3.600%	1/13/51	2,295	2,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	3.800%	5/13/60	3,743	3,307
					612,279
Consumer Discretionary (5.9%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	1,688	1,593
	Alibaba Group Holding Ltd.	4.000%	12/6/37	3,197	2,779
	Alibaba Group Holding Ltd.	2.700%	2/9/41	824	578
	Alibaba Group Holding Ltd.	4.200%	12/6/47	3,095	2,566
	Alibaba Group Holding Ltd.	3.150%	2/9/51	2,450	1,696
	Alibaba Group Holding Ltd.	4.400%	12/6/57	2,756	2,278
	Alibaba Group Holding Ltd.	3.250%	2/9/61	2,545	1,714
	Amazon.com Inc.	4.800%	12/5/34	1,006	1,097
	Amazon.com Inc.	3.875%	8/22/37	8,329	8,231
	Amazon.com Inc.	2.875%	5/12/41	1,843	1,539
	Amazon.com Inc.	4.950%	12/5/44	3,681	4,039
	Amazon.com Inc.	4.050%	8/22/47	9,234	9,075
	Amazon.com Inc.	2.500%	6/3/50	5,237	3,899
	Amazon.com Inc.	3.100%	5/12/51	5,140	4,289
	Amazon.com Inc.	3.950%	4/13/52	5,235	5,028
	Amazon.com Inc.	4.250%	8/22/57	4,470	4,455
	Amazon.com Inc.	2.700%	6/3/60	4,176	3,023
	Amazon.com Inc.	3.250%	5/12/61	4,670	3,798
	Amazon.com Inc.	4.100%	4/13/62	3,000	2,882
[1]	American University	3.672%	4/1/49	1,161	1,007
	Aptiv plc	4.400%	10/1/46	710	593
	Aptiv plc	5.400%	3/15/49	857	826
	Aptiv plc	3.100%	12/1/51	2,460	1,680
	Aptiv plc	4.150%	5/1/52	2,695	2,170
	BorgWarner Inc.	4.375%	3/15/45	1,048	900
[1]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	706	577
	Brunswick Corp.	4.400%	9/15/32	850	769
	Brunswick Corp.	5.100%	4/1/52	995	816
[1]	California Endowment	2.498%	4/1/51	625	451
	California Institute of Technology	4.321%	8/1/45	875	877
	California Institute of Technology	4.700%	11/1/11	803	777
	California Institute of Technology	3.650%	9/1/19	1,140	866
	Claremont Mckenna College	3.775%	1/1/22	655	475
	Cleveland Clinic Foundation	4.858%	1/1/14	879	866
	Darden Restaurants Inc.	4.550%	2/15/48	665	572
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,730	1,214
[1]	Duke University	2.682%	10/1/44	1,231	987
[1]	Duke University	2.832%	10/1/55	1,795	1,351
	eBay Inc.	4.000%	7/15/42	982	863
	eBay Inc.	3.650%	5/10/51	2,325	1,871
[1]	Emory University	2.969%	9/1/50	1,040	821
[1]	Ford Foundation	2.415%	6/1/50	250	178
[1]	Ford Foundation	2.815%	6/1/70	1,789	1,265
	Fortune Brands Home & Security Inc.	4.500%	3/25/52	1,000	817
	General Motors Co.	5.000%	4/1/35	1,134	1,079
	General Motors Co.	6.600%	4/1/36	3,193	3,456
	General Motors Co.	5.150%	4/1/38	3,108	2,900
	General Motors Co.	6.250%	10/2/43	4,843	4,964
	General Motors Co.	5.200%	4/1/45	885	804
	General Motors Co.	6.750%	4/1/46	1,402	1,502
	General Motors Co.	5.400%	4/1/48	1,766	1,638
	General Motors Co.	5.950%	4/1/49	2,082	2,058
[1]	George Washington University	4.300%	9/15/44	1,400	1,361
	George Washington University	4.868%	9/15/45	1,112	1,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	George Washington University	4.126%	9/15/48	925	877
[1]	Georgetown University	4.315%	4/1/49	632	602
[1]	Georgetown University	2.943%	4/1/50	765	574
[1]	Georgetown University	5.215%	10/1/18	711	700
	Harley-Davidson Inc.	4.625%	7/28/45	541	450
	Hasbro Inc.	6.350%	3/15/40	1,048	1,133
	Hasbro Inc.	5.100%	5/15/44	832	797
	Home Depot Inc.	5.875%	12/16/36	6,240	7,523
	Home Depot Inc.	3.300%	4/15/40	2,880	2,552
	Home Depot Inc.	5.400%	9/15/40	3,287	3,682
	Home Depot Inc.	5.950%	4/1/41	1,842	2,187
	Home Depot Inc.	4.200%	4/1/43	1,232	1,210
	Home Depot Inc.	4.875%	2/15/44	2,499	2,653
	Home Depot Inc.	4.400%	3/15/45	353	354
	Home Depot Inc.	4.250%	4/1/46	4,999	4,913
	Home Depot Inc.	3.900%	6/15/47	1,716	1,600
	Home Depot Inc.	4.500%	12/6/48	3,701	3,770
	Home Depot Inc.	3.125%	12/15/49	1,320	1,075
	Home Depot Inc.	3.350%	4/15/50	3,358	2,860
	Home Depot Inc.	2.375%	3/15/51	2,100	1,497
	Home Depot Inc.	2.750%	9/15/51	1,042	793
	Home Depot Inc.	3.625%	4/15/52	3,240	2,889
	Home Depot Inc.	3.500%	9/15/56	3,075	2,642
	JD.com Inc.	4.125%	1/14/50	695	543
[1]	Johns Hopkins University	4.083%	7/1/53	962	939
[1]	Johns Hopkins University	2.813%	1/1/60	865	641
	Kohl's Corp.	5.550%	7/17/45	715	649
	Lear Corp.	5.250%	5/15/49	1,400	1,291
	Lear Corp.	3.550%	1/15/52	895	627
	Leggett & Platt Inc.	3.500%	11/15/51	1,275	996
	Leland Stanford Junior University	3.647%	5/1/48	772	734
	Leland Stanford Junior University	2.413%	6/1/50	1,728	1,269
	Lowe's Cos. Inc.	5.500%	10/15/35	1,150	1,251
	Lowe's Cos. Inc.	5.000%	4/15/40	3,184	3,240
	Lowe's Cos. Inc.	2.800%	9/15/41	2,085	1,616
	Lowe's Cos. Inc.	4.650%	4/15/42	1,242	1,220
	Lowe's Cos. Inc.	4.250%	9/15/44	347	304
	Lowe's Cos. Inc.	4.375%	9/15/45	830	761
	Lowe's Cos. Inc.	3.700%	4/15/46	1,410	1,199
	Lowe's Cos. Inc.	4.050%	5/3/47	603	532
	Lowe's Cos. Inc.	4.550%	4/5/49	2,270	2,161
	Lowe's Cos. Inc.	5.125%	4/15/50	915	940
	Lowe's Cos. Inc.	3.000%	10/15/50	1,398	1,045
	Lowe's Cos. Inc.	3.500%	4/1/51	2,760	2,217
	Lowe's Cos. Inc.	4.250%	4/1/52	2,820	2,554
	Lowe's Cos. Inc.	4.450%	4/1/62	3,450	3,112
[1]	Marriott International Inc.	3.500%	10/15/32	1,540	1,385
[1]	Marriott International Inc.	2.750%	10/15/33	1,999	1,653
	Masco Corp.	4.500%	5/15/47	483	439
	Masco Corp.	3.125%	2/15/51	1,100	796
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	1,135	1,134
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	902	755
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	312	226
	Massachusetts Institute of Technology	3.067%	4/1/52	1,120	954
	Massachusetts Institute of Technology	5.600%	7/1/11	1,671	2,082
	Massachusetts Institute of Technology	4.678%	7/1/14	1,570	1,623
	Massachusetts Institute of Technology	3.885%	7/1/16	515	442
[1]	McDonald's Corp.	4.700%	12/9/35	3,915	4,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	McDonald's Corp.	6.300%	10/15/37	2,324	2,761
[1]	McDonald's Corp.	6.300%	3/1/38	532	628
[1]	McDonald's Corp.	5.700%	2/1/39	684	763
[1]	McDonald's Corp.	4.875%	7/15/40	1,340	1,362
[1]	McDonald's Corp.	3.700%	2/15/42	2,357	2,062
[1]	McDonald's Corp.	3.625%	5/1/43	1,425	1,224
[1]	McDonald's Corp.	4.600%	5/26/45	686	676
[1]	McDonald's Corp.	4.875%	12/9/45	1,469	1,514
[1]	McDonald's Corp.	4.450%	3/1/47	605	585
[1]	McDonald's Corp.	4.450%	9/1/48	631	610
[1]	McDonald's Corp.	3.625%	9/1/49	5,074	4,378
[1]	McDonald's Corp.	4.200%	4/1/50	2,418	2,263
	MDC Holdings Inc.	6.000%	1/15/43	885	805
	MDC Holdings Inc.	3.966%	8/6/61	905	572
	NIKE Inc.	3.250%	3/27/40	2,358	2,109
	NIKE Inc.	3.625%	5/1/43	1,045	967
	NIKE Inc.	3.875%	11/1/45	1,233	1,177
	NIKE Inc.	3.375%	11/1/46	1,585	1,405
	NIKE Inc.	3.375%	3/27/50	3,640	3,219
[1]	Northeastern University	2.894%	10/1/50	360	274
[1]	Northwestern University	4.643%	12/1/44	775	820
[1]	Northwestern University	2.640%	12/1/50	400	302
[1]	Northwestern University	3.662%	12/1/57	1,182	1,050
	Owens Corning	7.000%	12/1/36	952	1,080
	Owens Corning	4.300%	7/15/47	1,012	882
	Owens Corning	4.400%	1/30/48	1,183	1,037
	President & Fellows of Harvard College	4.875%	10/15/40	766	846
	President & Fellows of Harvard College	3.150%	7/15/46	520	452
	President & Fellows of Harvard College	2.517%	10/15/50	430	319
	President & Fellows of Harvard College	3.745%	11/15/52	1,200	1,167
	President & Fellows of Harvard College	3.300%	7/15/56	1,396	1,202
	PulteGroup Inc.	7.875%	6/15/32	1,009	1,198
	PulteGroup Inc.	6.375%	5/15/33	965	1,051
	PulteGroup Inc.	6.000%	2/15/35	400	416
[1]	Rockefeller Foundation	2.492%	10/1/50	925	695
	Snap-on Inc.	4.100%	3/1/48	638	605
	Snap-on Inc.	3.100%	5/1/50	1,560	1,275
	Stanley Black & Decker Inc.	5.200%	9/1/40	625	656
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,370	1,410
	Stanley Black & Decker Inc.	2.750%	11/15/50	1,617	1,167
	Starbucks Corp.	4.300%	6/15/45	332	302
	Starbucks Corp.	3.750%	12/1/47	2,094	1,770
	Starbucks Corp.	4.500%	11/15/48	862	817
	Starbucks Corp.	4.450%	8/15/49	2,701	2,531
	Starbucks Corp.	3.350%	3/12/50	920	719
	Starbucks Corp.	3.500%	11/15/50	3,220	2,621
	Thomas Jefferson University	3.847%	11/1/57	1,240	1,041
	TJX Cos. Inc.	4.500%	4/15/50	902	933
[1]	Trustees of Boston College	3.129%	7/1/52	812	647
[1]	Trustees of Boston University	4.061%	10/1/48	610	579
	Trustees of Princeton University	5.700%	3/1/39	1,360	1,660
[1]	Trustees of Princeton University	2.516%	7/1/50	612	472
	Trustees of Princeton University	4.201%	3/1/52	700	730
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	1,105	815
	Trustees of the University of Pennsylvania	4.674%	9/1/12	480	477
	Trustees of the University of Pennsylvania	3.610%	2/15/19	650	500
[1]	University of Chicago	2.761%	4/1/45	55	46
[1]	University of Chicago	2.547%	4/1/50	1,280	969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Chicago	3.000%	10/1/52	1,180	953
[1]	University of Chicago	4.003%	10/1/53	855	822
[1]	University of Miami	4.063%	4/1/52	1,100	1,007
[1]	University of Notre Dame du Lac	3.438%	2/15/45	1,058	970
[1]	University of Notre Dame du Lac	3.394%	2/15/48	794	716
[1]	University of Southern California	3.028%	10/1/39	1,084	936
[1]	University of Southern California	3.841%	10/1/47	280	263
	University of Southern California	2.805%	10/1/50	1,330	1,015
[1]	University of Southern California	2.945%	10/1/51	1,100	862
	University of Southern California	5.250%	10/1/11	588	627
[1]	University of Southern California	3.226%	10/1/20	870	583
[1]	Washington University	3.524%	4/15/54	1,185	1,050
	Washington University	4.349%	4/15/22	800	712
	Whirlpool Corp.	4.500%	6/1/46	1,681	1,509
	Whirlpool Corp.	4.600%	5/15/50	820	748
[1]	William Marsh Rice University	3.574%	5/15/45	1,200	1,086
[1]	William Marsh Rice University	3.774%	5/15/55	368	344
[1]	Yale University	2.402%	4/15/50	1,015	743
					281,348
Consumer Staples (7.6%)
	Altria Group Inc.	5.800%	2/14/39	3,737	3,696
	Altria Group Inc.	3.400%	2/4/41	3,915	2,851
	Altria Group Inc.	4.250%	8/9/42	1,681	1,353
	Altria Group Inc.	4.500%	5/2/43	1,007	831
	Altria Group Inc.	5.375%	1/31/44	3,690	3,492
	Altria Group Inc.	3.875%	9/16/46	3,310	2,472
	Altria Group Inc.	5.950%	2/14/49	4,373	4,210
	Altria Group Inc.	4.450%	5/6/50	1,595	1,263
	Altria Group Inc.	3.700%	2/4/51	2,745	1,925
	Altria Group Inc.	6.200%	2/14/59	360	352
	Altria Group Inc.	4.000%	2/4/61	2,185	1,562
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	8,655	8,745
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	20,778	20,746
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	2,566	2,590
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,194	2,817
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	1,112	1,064
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	5,710	5,672
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,360	1,505
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	5,480	5,276
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,777	2,438
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	1,614	1,732
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,507	3,345
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,930	1,837
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	856	861
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,791	4,129
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	8,314	7,956
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,607	4,303
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	6,655	7,266
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	3,140	2,987
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	3,603	3,461
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,806	2,036
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	3,289	3,088
	Archer-Daniels-Midland Co.	5.935%	10/1/32	540	623
	Archer-Daniels-Midland Co.	5.375%	9/15/35	350	392
	Archer-Daniels-Midland Co.	3.750%	9/15/47	2,242	2,095
	Archer-Daniels-Midland Co.	4.500%	3/15/49	2,048	2,149
	Archer-Daniels-Midland Co.	2.700%	9/15/51	1,744	1,353
	BAT Capital Corp.	4.390%	8/15/37	3,441	2,961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	3.734%	9/25/40	330	247
	BAT Capital Corp.	4.540%	8/15/47	5,992	4,743
	BAT Capital Corp.	4.758%	9/6/49	1,580	1,271
	BAT Capital Corp.	5.282%	4/2/50	1,613	1,403
	BAT Capital Corp.	3.984%	9/25/50	1,711	1,230
	BAT Capital Corp.	5.650%	3/16/52	900	819
	Brown-Forman Corp.	4.000%	4/15/38	1,013	947
	Brown-Forman Corp.	4.500%	7/15/45	721	694
	Campbell Soup Co.	4.800%	3/15/48	441	432
	Campbell Soup Co.	3.125%	4/24/50	1,695	1,264
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,063	956
[3]	Church & Dwight Co. Inc.	5.000%	6/15/52	1,000	1,048
	Coca-Cola Co.	2.500%	6/1/40	320	260
	Coca-Cola Co.	2.875%	5/5/41	618	528
	Coca-Cola Co.	4.200%	3/25/50	1,718	1,743
	Coca-Cola Co.	2.600%	6/1/50	4,610	3,559
	Coca-Cola Co.	3.000%	3/5/51	1,430	1,195
	Coca-Cola Co.	2.500%	3/15/51	4,085	3,082
	Coca-Cola Co.	2.750%	6/1/60	2,220	1,664
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	1,416	1,150
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	825	862
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	1,253	1,208
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	1,220	1,145
	Conagra Brands Inc.	5.300%	11/1/38	2,080	2,064
	Conagra Brands Inc.	5.400%	11/1/48	944	949
	Constellation Brands Inc.	4.500%	5/9/47	772	702
	Constellation Brands Inc.	4.100%	2/15/48	1,202	1,048
	Constellation Brands Inc.	5.250%	11/15/48	2,294	2,339
	Constellation Brands Inc.	3.750%	5/1/50	620	511
	Delhaize America LLC	9.000%	4/15/31	210	277
	Diageo Capital plc	5.875%	9/30/36	859	999
	Diageo Capital plc	3.875%	4/29/43	809	751
	Diageo Investment Corp.	7.450%	4/15/35	1,177	1,551
	Diageo Investment Corp.	4.250%	5/11/42	570	555
	Dollar General Corp.	4.125%	4/3/50	1,230	1,047
	Dollar Tree Inc.	3.375%	12/1/51	1,005	742
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,347	1,585
	Estee Lauder Cos. Inc.	4.375%	6/15/45	1,318	1,295
	Estee Lauder Cos. Inc.	4.150%	3/15/47	483	467
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,155	948
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,516	1,438
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	5,238	4,311
	General Mills Inc.	5.400%	6/15/40	360	384
	General Mills Inc.	4.700%	4/17/48	400	400
	General Mills Inc.	3.000%	2/1/51	3,466	2,642
[2]	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	1,060	963
	Hershey Co.	3.375%	8/15/46	1,283	1,105
	Hershey Co.	3.125%	11/15/49	1,091	886
	Hormel Foods Corp.	3.050%	6/3/51	1,141	899
	Ingredion Inc.	3.900%	6/1/50	1,030	878
	J M Smucker Co.	4.250%	3/15/35	2,580	2,485
	J M Smucker Co.	2.750%	9/15/41	495	368
	J M Smucker Co.	4.375%	3/15/45	691	639
	J M Smucker Co.	3.550%	3/15/50	321	250
	Kellogg Co.	4.500%	4/1/46	1,541	1,479
	Keurig Dr Pepper Inc.	4.500%	11/15/45	839	780
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,754	1,626
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,655	1,390

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Keurig Dr Pepper Inc.	3.350%	3/15/51	1,150	896
Keurig Dr Pepper Inc.	4.500%	4/15/52	3,350	3,094
Kimberly-Clark Corp.	6.625%	8/1/37	2,098	2,638
Kimberly-Clark Corp.	5.300%	3/1/41	353	389
Kimberly-Clark Corp.	3.200%	7/30/46	1,415	1,175
Kimberly-Clark Corp.	3.900%	5/4/47	420	387
Kimberly-Clark Corp.	2.875%	2/7/50	1,434	1,118
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	677	735
Kraft Heinz Foods Co.	5.000%	7/15/35	2,535	2,534
Kraft Heinz Foods Co.	6.875%	1/26/39	1,250	1,439
Kraft Heinz Foods Co.	6.500%	2/9/40	2,600	2,904
Kraft Heinz Foods Co.	5.000%	6/4/42	2,235	2,144
Kraft Heinz Foods Co.	5.200%	7/15/45	5,290	5,155
Kraft Heinz Foods Co.	4.375%	6/1/46	6,460	5,721
Kraft Heinz Foods Co.	4.875%	10/1/49	3,720	3,479
Kraft Heinz Foods Co.	5.500%	6/1/50	1,838	1,876
Kroger Co.	6.900%	4/15/38	391	470
Kroger Co.	5.400%	7/15/40	823	862
Kroger Co.	5.000%	4/15/42	1,933	1,937
Kroger Co.	5.150%	8/1/43	2,161	2,214
Kroger Co.	3.875%	10/15/46	1,883	1,627
Kroger Co.	4.450%	2/1/47	473	447
Kroger Co.	4.650%	1/15/48	749	721
Kroger Co.	3.950%	1/15/50	1,742	1,527
McCormick & Co. Inc.	4.200%	8/15/47	675	621
Mead Johnson Nutrition Co.	5.900%	11/1/39	860	990
Mead Johnson Nutrition Co.	4.600%	6/1/44	801	806
Molson Coors Beverage Co.	5.000%	5/1/42	2,509	2,425
Molson Coors Beverage Co.	4.200%	7/15/46	3,969	3,469
Mondelez International Inc.	1.875%	10/15/32	2,238	1,815
Mondelez International Inc.	2.625%	9/4/50	2,355	1,682
PepsiCo Inc.	3.500%	3/19/40	769	713
PepsiCo Inc.	2.625%	10/21/41	715	589
PepsiCo Inc.	4.000%	3/5/42	1,318	1,282
PepsiCo Inc.	3.600%	8/13/42	2,025	1,815
PepsiCo Inc.	4.250%	10/22/44	849	844
PepsiCo Inc.	4.450%	4/14/46	2,356	2,462
PepsiCo Inc.	3.450%	10/6/46	1,365	1,226
PepsiCo Inc.	4.000%	5/2/47	1,035	1,018
PepsiCo Inc.	3.375%	7/29/49	1,730	1,527
PepsiCo Inc.	2.875%	10/15/49	1,576	1,310
PepsiCo Inc.	3.625%	3/19/50	2,846	2,677
PepsiCo Inc.	2.750%	10/21/51	1,745	1,411
PepsiCo Inc.	3.875%	3/19/60	1,570	1,507
Philip Morris International Inc.	6.375%	5/16/38	3,511	3,907
Philip Morris International Inc.	4.375%	11/15/41	984	881
Philip Morris International Inc.	4.500%	3/20/42	1,780	1,606
Philip Morris International Inc.	3.875%	8/21/42	1,597	1,318
Philip Morris International Inc.	4.125%	3/4/43	3,477	2,968
Philip Morris International Inc.	4.875%	11/15/43	2,221	2,099
Philip Morris International Inc.	4.250%	11/10/44	385	334
Procter & Gamble Co.	5.800%	8/15/34	379	450
Procter & Gamble Co.	5.550%	3/5/37	340	405
Procter & Gamble Co.	3.550%	3/25/40	2,065	1,935
Procter & Gamble Co.	3.500%	10/25/47	1,600	1,476
Procter & Gamble Co.	3.600%	3/25/50	1,731	1,642
Reynolds American Inc.	5.700%	8/15/35	3,416	3,390
Reynolds American Inc.	7.250%	6/15/37	1,270	1,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reynolds American Inc.	6.150%	9/15/43	1,987	1,924
	Reynolds American Inc.	5.850%	8/15/45	4,983	4,641
	Sysco Corp.	5.375%	9/21/35	481	514
	Sysco Corp.	6.600%	4/1/40	2,852	3,401
	Sysco Corp.	4.850%	10/1/45	1,596	1,565
	Sysco Corp.	4.500%	4/1/46	1,431	1,340
	Sysco Corp.	4.450%	3/15/48	1,105	1,018
	Sysco Corp.	3.300%	2/15/50	105	82
	Sysco Corp.	6.600%	4/1/50	1,743	2,127
	Sysco Corp.	3.150%	12/14/51	830	630
	Target Corp.	6.500%	10/15/37	1,535	1,891
	Target Corp.	7.000%	1/15/38	730	942
	Target Corp.	4.000%	7/1/42	1,160	1,124
	Target Corp.	3.625%	4/15/46	920	831
	Target Corp.	3.900%	11/15/47	1,885	1,764
	Target Corp.	2.950%	1/15/52	2,330	1,875
	Tyson Foods Inc.	4.875%	8/15/34	1,349	1,395
	Tyson Foods Inc.	5.150%	8/15/44	1,622	1,675
	Tyson Foods Inc.	4.550%	6/2/47	439	422
	Tyson Foods Inc.	5.100%	9/28/48	2,703	2,828
	Unilever Capital Corp.	5.900%	11/15/32	2,567	2,998
[1]	Unilever Capital Corp.	2.625%	8/12/51	485	359
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,393	2,232
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	2,471	2,061
	Walmart Inc.	5.250%	9/1/35	1,465	1,684
	Walmart Inc.	6.500%	8/15/37	30	39
	Walmart Inc.	6.200%	4/15/38	1,387	1,739
	Walmart Inc.	3.950%	6/28/38	2,999	2,976
	Walmart Inc.	5.625%	4/1/40	1,241	1,483
	Walmart Inc.	5.000%	10/25/40	1,423	1,577
	Walmart Inc.	5.625%	4/15/41	2,678	3,206
	Walmart Inc.	4.000%	4/11/43	2,402	2,368
	Walmart Inc.	3.625%	12/15/47	2,480	2,347
	Walmart Inc.	4.050%	6/29/48	2,739	2,777
	Walmart Inc.	2.950%	9/24/49	2,179	1,840
	Walmart Inc.	2.650%	9/22/51	2,914	2,309
					363,108
Energy (8.7%)
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,180	2,247
	Baker Hughes Holdings LLC	4.080%	12/15/47	2,739	2,466
	Boardwalk Pipelines LP	3.600%	9/1/32	1,245	1,102
	BP Capital Markets America Inc.	3.060%	6/17/41	1,759	1,455
	BP Capital Markets America Inc.	3.000%	2/24/50	4,920	3,801
	BP Capital Markets America Inc.	2.772%	11/10/50	5,072	3,738
	BP Capital Markets America Inc.	2.939%	6/4/51	5,050	3,838
	BP Capital Markets America Inc.	3.001%	3/17/52	3,117	2,391
	BP Capital Markets America Inc.	3.379%	2/8/61	3,897	3,104
	Canadian Natural Resources Ltd.	6.450%	6/30/33	450	502
	Canadian Natural Resources Ltd.	5.850%	2/1/35	2,052	2,158
	Canadian Natural Resources Ltd.	6.500%	2/15/37	2,083	2,318
	Canadian Natural Resources Ltd.	6.250%	3/15/38	770	852
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,795	2,051
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	395	394
	Cenovus Energy Inc.	5.250%	6/15/37	1,885	1,919
	Cenovus Energy Inc.	6.800%	9/15/37	1,128	1,274
	Cenovus Energy Inc.	6.750%	11/15/39	2,110	2,379
	Cenovus Energy Inc.	5.400%	6/15/47	2,410	2,452
	Cenovus Energy Inc.	3.750%	2/15/52	1,943	1,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	2,263	1,871
	Chevron Corp.	3.078%	5/11/50	1,898	1,598
	Chevron USA Inc.	5.250%	11/15/43	2,473	2,743
	Chevron USA Inc.	2.343%	8/12/50	735	536
	Columbia Pipeline Group Inc.	5.800%	6/1/45	1,422	1,510
	ConocoPhillips	5.900%	10/15/32	626	716
	ConocoPhillips	5.900%	5/15/38	2,281	2,604
	ConocoPhillips	6.500%	2/1/39	2,619	3,231
	ConocoPhillips	4.875%	10/1/47	1,285	1,365
[2]	ConocoPhillips Co.	3.758%	3/15/42	1,800	1,673
	ConocoPhillips Co.	4.300%	11/15/44	830	812
	ConocoPhillips Co.	3.800%	3/15/52	3,500	3,187
[2]	ConocoPhillips Co.	4.025%	3/15/62	4,198	3,837
	Continental Resources Inc.	4.900%	6/1/44	754	672
	Devon Energy Corp.	5.600%	7/15/41	2,414	2,546
	Devon Energy Corp.	4.750%	5/15/42	552	528
	Devon Energy Corp.	5.000%	6/15/45	1,810	1,808
	Diamondback Energy Inc.	4.400%	3/24/51	1,160	1,052
	Diamondback Energy Inc.	4.250%	3/15/52	1,825	1,623
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	880	847
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	790	731
[2]	Eastern Gas Transmission & Storage Inc.	3.900%	11/15/49	825	702
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	1,271	1,559
	Enbridge Energy Partners LP	5.500%	9/15/40	1,188	1,233
	Enbridge Energy Partners LP	7.375%	10/15/45	443	556
	Enbridge Inc.	2.500%	8/1/33	750	631
	Enbridge Inc.	4.500%	6/10/44	530	490
	Enbridge Inc.	5.500%	12/1/46	2,117	2,276
	Enbridge Inc.	4.000%	11/15/49	514	454
	Enbridge Inc.	3.400%	8/1/51	3,090	2,456
	Energy Transfer LP	4.900%	3/15/35	1,833	1,733
	Energy Transfer LP	6.625%	10/15/36	1,775	1,876
[1]	Energy Transfer LP	5.800%	6/15/38	1,217	1,204
	Energy Transfer LP	7.500%	7/1/38	414	469
	Energy Transfer LP	6.050%	6/1/41	1,154	1,172
	Energy Transfer LP	6.500%	2/1/42	2,902	3,038
	Energy Transfer LP	6.100%	2/15/42	1,886	1,867
	Energy Transfer LP	4.950%	1/15/43	733	635
	Energy Transfer LP	5.150%	2/1/43	1,900	1,694
	Energy Transfer LP	5.950%	10/1/43	2,458	2,411
	Energy Transfer LP	5.300%	4/1/44	424	387
	Energy Transfer LP	5.000%	5/15/44	255	225
	Energy Transfer LP	5.150%	3/15/45	2,959	2,697
	Energy Transfer LP	5.350%	5/15/45	910	835
	Energy Transfer LP	6.125%	12/15/45	2,470	2,485
	Energy Transfer LP	5.300%	4/15/47	3,319	3,036
	Energy Transfer LP	5.400%	10/1/47	1,538	1,420
	Energy Transfer LP	6.000%	6/15/48	1,754	1,731
	Energy Transfer LP	6.250%	4/15/49	1,359	1,387
	Energy Transfer LP	5.000%	5/15/50	4,305	3,887
[1]	Enterprise Products Operating LLC	6.875%	3/1/33	1,567	1,864
[1]	Enterprise Products Operating LLC	6.650%	10/15/34	1,830	2,133
	Enterprise Products Operating LLC	7.550%	4/15/38	2,121	2,637
	Enterprise Products Operating LLC	6.125%	10/15/39	1,971	2,183
	Enterprise Products Operating LLC	6.450%	9/1/40	670	761
	Enterprise Products Operating LLC	5.950%	2/1/41	1,030	1,127
	Enterprise Products Operating LLC	5.700%	2/15/42	760	803
	Enterprise Products Operating LLC	4.850%	8/15/42	2,121	2,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.450%	2/15/43	2,346	2,169
	Enterprise Products Operating LLC	4.850%	3/15/44	2,625	2,551
	Enterprise Products Operating LLC	5.100%	2/15/45	3,054	3,029
	Enterprise Products Operating LLC	4.900%	5/15/46	762	741
	Enterprise Products Operating LLC	4.250%	2/15/48	1,485	1,339
	Enterprise Products Operating LLC	4.800%	2/1/49	3,146	3,029
	Enterprise Products Operating LLC	4.200%	1/31/50	3,293	2,920
	Enterprise Products Operating LLC	3.700%	1/31/51	472	391
	Enterprise Products Operating LLC	3.200%	2/15/52	1,256	952
	Enterprise Products Operating LLC	3.300%	2/15/53	2,534	1,951
	Enterprise Products Operating LLC	4.950%	10/15/54	2,021	1,949
	Enterprise Products Operating LLC	3.950%	1/31/60	1,715	1,427
	EOG Resources Inc.	3.900%	4/1/35	1,518	1,457
	EOG Resources Inc.	4.950%	4/15/50	1,490	1,639
	Exxon Mobil Corp.	2.995%	8/16/39	1,608	1,380
	Exxon Mobil Corp.	4.227%	3/19/40	4,470	4,456
	Exxon Mobil Corp.	3.567%	3/6/45	3,537	3,118
	Exxon Mobil Corp.	4.114%	3/1/46	6,507	6,307
	Exxon Mobil Corp.	3.095%	8/16/49	4,904	4,023
	Exxon Mobil Corp.	4.327%	3/19/50	5,076	5,107
	Exxon Mobil Corp.	3.452%	4/15/51	5,240	4,549
	Halliburton Co.	4.850%	11/15/35	2,630	2,692
	Halliburton Co.	6.700%	9/15/38	1,370	1,581
	Halliburton Co.	7.450%	9/15/39	949	1,171
	Halliburton Co.	4.500%	11/15/41	1,825	1,687
	Halliburton Co.	4.750%	8/1/43	2,999	2,823
	Halliburton Co.	5.000%	11/15/45	3,524	3,456
	Hess Corp.	7.125%	3/15/33	1,420	1,630
	Hess Corp.	6.000%	1/15/40	807	858
	Hess Corp.	5.600%	2/15/41	2,150	2,207
	Hess Corp.	5.800%	4/1/47	1,807	1,903
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	711	820
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,071	1,127
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,678	1,827
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,422	1,621
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,942	2,107
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	2,426	2,641
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	2,324	2,746
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	825	811
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,355	1,273
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,352	1,198
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,303	1,214
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	3,345	3,269
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,711	2,635
	Kinder Morgan Inc.	5.300%	12/1/34	608	624
	Kinder Morgan Inc.	5.550%	6/1/45	2,021	2,060
	Kinder Morgan Inc.	5.050%	2/15/46	1,391	1,320
	Kinder Morgan Inc.	5.200%	3/1/48	1,086	1,050
	Kinder Morgan Inc.	3.250%	8/1/50	839	617
	Kinder Morgan Inc.	3.600%	2/15/51	1,079	841
	Magellan Midstream Partners LP	5.150%	10/15/43	580	573
	Magellan Midstream Partners LP	4.250%	9/15/46	285	252
	Magellan Midstream Partners LP	4.200%	10/3/47	1,352	1,178
	Magellan Midstream Partners LP	4.850%	2/1/49	620	585
	Magellan Midstream Partners LP	3.950%	3/1/50	2,457	2,057
	Marathon Oil Corp.	6.600%	10/1/37	2,007	2,273
	Marathon Oil Corp.	5.200%	6/1/45	1,148	1,129
	Marathon Petroleum Corp.	6.500%	3/1/41	1,292	1,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marathon Petroleum Corp.	4.750%	9/15/44	2,596	2,383
	Marathon Petroleum Corp.	4.500%	4/1/48	2,170	1,903
	Marathon Petroleum Corp.	5.000%	9/15/54	1,160	1,064
	MPLX LP	4.500%	4/15/38	4,007	3,727
	MPLX LP	5.200%	3/1/47	1,469	1,407
	MPLX LP	5.200%	12/1/47	1,803	1,690
	MPLX LP	4.700%	4/15/48	1,471	1,317
	MPLX LP	5.500%	2/15/49	5,178	5,166
	MPLX LP	4.950%	3/14/52	2,095	1,918
	MPLX LP	4.900%	4/15/58	1,254	1,096
	NOV Inc.	3.950%	12/1/42	1,810	1,415
	ONEOK Inc.	6.000%	6/15/35	1,133	1,155
	ONEOK Inc.	4.950%	7/13/47	1,545	1,387
	ONEOK Inc.	5.200%	7/15/48	1,963	1,858
	ONEOK Inc.	4.450%	9/1/49	2,010	1,700
	ONEOK Inc.	4.500%	3/15/50	1,155	977
	ONEOK Inc.	7.150%	1/15/51	700	786
	ONEOK Partners LP	6.650%	10/1/36	1,655	1,769
	ONEOK Partners LP	6.850%	10/15/37	470	508
	ONEOK Partners LP	6.125%	2/1/41	1,017	1,025
	ONEOK Partners LP	6.200%	9/15/43	1,540	1,517
	Ovintiv Inc.	6.500%	8/15/34	1,435	1,575
	Ovintiv Inc.	6.625%	8/15/37	1,615	1,777
	Ovintiv Inc.	6.500%	2/1/38	731	794
	Phillips 66	4.650%	11/15/34	703	711
	Phillips 66	5.875%	5/1/42	2,212	2,494
	Phillips 66	4.875%	11/15/44	3,580	3,636
	Phillips 66	3.300%	3/15/52	3,480	2,723
[2]	Phillips 66 Co.	4.680%	2/15/45	812	784
[2]	Phillips 66 Co.	4.900%	10/1/46	1,715	1,697
	Plains All American Pipeline LP	6.650%	1/15/37	1,279	1,345
	Plains All American Pipeline LP	5.150%	6/1/42	1,991	1,764
	Plains All American Pipeline LP	4.300%	1/31/43	957	767
	Plains All American Pipeline LP	4.700%	6/15/44	705	595
	Plains All American Pipeline LP	4.900%	2/15/45	1,147	995
	Shell International Finance BV	4.125%	5/11/35	5,466	5,436
	Shell International Finance BV	6.375%	12/15/38	3,549	4,368
	Shell International Finance BV	5.500%	3/25/40	3,144	3,538
	Shell International Finance BV	2.875%	11/26/41	820	670
	Shell International Finance BV	3.625%	8/21/42	1,860	1,660
	Shell International Finance BV	4.550%	8/12/43	3,600	3,647
	Shell International Finance BV	4.375%	5/11/45	7,907	7,867
	Shell International Finance BV	4.000%	5/10/46	2,857	2,691
	Shell International Finance BV	3.750%	9/12/46	1,309	1,178
	Shell International Finance BV	3.125%	11/7/49	3,007	2,448
	Shell International Finance BV	3.250%	4/6/50	3,900	3,265
	Shell International Finance BV	3.000%	11/26/51	1,405	1,110
	Spectra Energy Partners LP	5.950%	9/25/43	1,487	1,633
	Spectra Energy Partners LP	4.500%	3/15/45	2,153	1,977
	Suncor Energy Inc.	5.350%	7/15/33	503	521
	Suncor Energy Inc.	5.950%	12/1/34	1,011	1,097
	Suncor Energy Inc.	5.950%	5/15/35	2,253	2,464
	Suncor Energy Inc.	6.800%	5/15/38	1,374	1,615
	Suncor Energy Inc.	6.500%	6/15/38	2,779	3,180
	Suncor Energy Inc.	6.850%	6/1/39	974	1,159
	Suncor Energy Inc.	4.000%	11/15/47	2,650	2,354
	Suncor Energy Inc.	3.750%	3/4/51	995	847
	Targa Resources Corp.	4.200%	2/1/33	1,600	1,522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Targa Resources Corp.	4.950%	4/15/52	1,985	1,813
	Texas Eastern Transmission LP	7.000%	7/15/32	397	460
	TotalEnergies Capital International SA	2.986%	6/29/41	1,594	1,324
	TotalEnergies Capital International SA	3.461%	7/12/49	785	680
	TotalEnergies Capital International SA	3.127%	5/29/50	6,181	5,035
	TotalEnergies Capital International SA	3.386%	6/29/60	675	549
	TransCanada PipeLines Ltd.	4.625%	3/1/34	670	676
	TransCanada PipeLines Ltd.	5.600%	3/31/34	486	519
	TransCanada PipeLines Ltd.	5.850%	3/15/36	1,795	1,986
	TransCanada PipeLines Ltd.	6.200%	10/15/37	2,750	3,147
	TransCanada PipeLines Ltd.	4.750%	5/15/38	1,160	1,151
	TransCanada PipeLines Ltd.	7.250%	8/15/38	2,331	2,893
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,734	2,248
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,736	1,956
	TransCanada PipeLines Ltd.	5.000%	10/16/43	2,838	2,849
	TransCanada PipeLines Ltd.	4.875%	5/15/48	3,105	3,135
	TransCanada PipeLines Ltd.	5.100%	3/15/49	760	799
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,490	1,537
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	690	639
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	2,294	2,141
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	2,773	2,385
	Valero Energy Corp.	6.625%	6/15/37	2,952	3,373
	Valero Energy Corp.	4.900%	3/15/45	500	482
	Valero Energy Corp.	3.650%	12/1/51	2,675	2,136
	Valero Energy Corp.	4.000%	6/1/52	2,155	1,804
	Williams Cos. Inc.	6.300%	4/15/40	1,748	1,937
	Williams Cos. Inc.	5.800%	11/15/43	618	643
	Williams Cos. Inc.	5.400%	3/4/44	666	666
	Williams Cos. Inc.	5.750%	6/24/44	862	899
	Williams Cos. Inc.	4.900%	1/15/45	346	325
	Williams Cos. Inc.	5.100%	9/15/45	1,247	1,223
	Williams Cos. Inc.	4.850%	3/1/48	1,762	1,679
	Williams Cos. Inc.	3.500%	10/15/51	1,904	1,475
					417,658
Financials (15.0%)
	AerCap Ireland Capital DAC	3.400%	10/29/33	3,686	3,069
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,685	2,096
	Aflac Inc.	4.000%	10/15/46	1,438	1,278
	Aflac Inc.	4.750%	1/15/49	2,039	2,056
	Alleghany Corp.	4.900%	9/15/44	747	751
	Alleghany Corp.	3.250%	8/15/51	505	388
	Allstate Corp.	5.350%	6/1/33	879	951
	Allstate Corp.	5.550%	5/9/35	711	800
	Allstate Corp.	4.500%	6/15/43	1,323	1,294
	Allstate Corp.	4.200%	12/15/46	2,085	1,987
	Allstate Corp.	3.850%	8/10/49	1,725	1,551
[1]	Allstate Corp.	6.500%	5/15/57	836	909
	American Express Co.	4.050%	12/3/42	3,447	3,223
	American Financial Group Inc.	4.500%	6/15/47	618	547
	American International Group Inc.	3.875%	1/15/35	594	561
	American International Group Inc.	4.700%	7/10/35	1,936	1,948
	American International Group Inc.	6.250%	5/1/36	1,750	2,044
	American International Group Inc.	4.500%	7/16/44	2,330	2,217
	American International Group Inc.	4.800%	7/10/45	478	474
	American International Group Inc.	4.750%	4/1/48	510	518
	American International Group Inc.	4.375%	6/30/50	2,090	2,014
	American International Group Inc.	4.375%	1/15/55	2,634	2,444
	Aon Corp.	6.250%	9/30/40	844	968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Corp.	2.900%	8/23/51	1,030	747
	Aon Corp.	3.900%	2/28/52	2,025	1,745
	Aon Global Ltd.	4.600%	6/14/44	453	427
	Aon Global Ltd.	4.750%	5/15/45	2,000	1,942
	Arch Capital Finance LLC	5.031%	12/15/46	937	930
	Arch Capital Group Ltd.	7.350%	5/1/34	767	949
	Arch Capital Group Ltd.	3.635%	6/30/50	568	471
	Arch Capital Group US Inc.	5.144%	11/1/43	1,340	1,349
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,140	1,707
	Arthur J Gallagher & Co.	3.050%	3/9/52	615	446
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	950	746
	Athene Holding Ltd.	3.950%	5/25/51	947	763
	Athene Holding Ltd.	3.450%	5/15/52	2,045	1,488
	Bank of America Corp.	6.110%	1/29/37	2,217	2,513
[1]	Bank of America Corp.	4.244%	4/24/38	3,166	3,079
	Bank of America Corp.	7.750%	5/14/38	3,378	4,417
[1]	Bank of America Corp.	4.078%	4/23/40	4,820	4,494
[1]	Bank of America Corp.	2.676%	6/19/41	9,572	7,360
[1]	Bank of America Corp.	5.875%	2/7/42	1,819	2,087
	Bank of America Corp.	3.311%	4/22/42	6,280	5,253
[1]	Bank of America Corp.	5.000%	1/21/44	4,939	5,114
[1]	Bank of America Corp.	4.875%	4/1/44	1,216	1,238
[1]	Bank of America Corp.	4.750%	4/21/45	1,171	1,139
[1]	Bank of America Corp.	4.443%	1/20/48	7,325	7,132
[1]	Bank of America Corp.	3.946%	1/23/49	3,814	3,461
[1]	Bank of America Corp.	4.330%	3/15/50	6,355	6,067
[1]	Bank of America Corp.	4.083%	3/20/51	13,947	12,859
[1]	Bank of America Corp.	2.831%	10/24/51	778	571
[1]	Bank of America Corp.	3.483%	3/13/52	2,260	1,897
	Bank of America Corp.	2.972%	7/21/52	3,343	2,520
[1]	Bank of America NA	6.000%	10/15/36	2,967	3,414
	Barclays plc	3.811%	3/10/42	1,980	1,558
	Barclays plc	3.330%	11/24/42	1,665	1,297
	Barclays plc	5.250%	8/17/45	2,456	2,488
	Barclays plc	4.950%	1/10/47	3,912	3,884
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	509	586
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,499	1,488
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,470	1,440
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	6,111	5,939
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	3,064	3,018
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	2,027	1,557
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	1,400	996
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	6,690	6,099
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,560	1,564
	Brighthouse Financial Inc.	4.700%	6/22/47	508	431
	Brighthouse Financial Inc.	3.850%	12/22/51	415	299
	Brookfield Finance Inc.	4.700%	9/20/47	1,824	1,704
	Brookfield Finance Inc.	3.500%	3/30/51	1,743	1,340
	Brookfield Finance Inc.	3.625%	2/15/52	1,156	902
	Brookfield Finance LLC	3.450%	4/15/50	890	682
	Brown & Brown Inc.	4.950%	3/17/52	1,485	1,372
	Chubb Corp.	6.000%	5/11/37	2,046	2,488
[1]	Chubb Corp.	6.500%	5/15/38	1,355	1,651
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,959	2,412
	Chubb INA Holdings Inc.	4.150%	3/13/43	2,759	2,616
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,579	1,553
	Chubb INA Holdings Inc.	2.850%	12/15/51	1,350	1,031
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,840	1,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CI Financial Corp.	4.100%	6/15/51	2,385	1,757
	Cincinnati Financial Corp.	6.125%	11/1/34	774	904
	Citigroup Inc.	6.625%	6/15/32	3,310	3,750
	Citigroup Inc.	5.875%	2/22/33	1,412	1,521
	Citigroup Inc.	6.000%	10/31/33	2,143	2,346
	Citigroup Inc.	6.125%	8/25/36	1,865	2,081
[1]	Citigroup Inc.	3.878%	1/24/39	1,682	1,538
	Citigroup Inc.	8.125%	7/15/39	3,441	4,775
[1]	Citigroup Inc.	5.316%	3/26/41	2,022	2,156
	Citigroup Inc.	5.875%	1/30/42	4,281	4,838
	Citigroup Inc.	2.904%	11/3/42	1,105	857
	Citigroup Inc.	6.675%	9/13/43	1,324	1,593
	Citigroup Inc.	5.300%	5/6/44	1,635	1,681
	Citigroup Inc.	4.650%	7/30/45	3,093	3,057
	Citigroup Inc.	4.750%	5/18/46	3,995	3,820
[1]	Citigroup Inc.	4.281%	4/24/48	2,233	2,132
	Citigroup Inc.	4.650%	7/23/48	3,698	3,693
	Citizens Financial Group Inc.	2.638%	9/30/32	928	765
	CME Group Inc.	5.300%	9/15/43	1,196	1,337
	CME Group Inc.	4.150%	6/15/48	1,947	1,908
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	4,699	5,361
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,335	2,583
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,784	2,861
[2]	Corebridge Financial Inc.	4.350%	4/5/42	1,100	1,006
[2]	Corebridge Financial Inc.	4.400%	4/5/52	2,830	2,542
	Credit Suisse Group AG	4.875%	5/15/45	4,918	4,580
	Credit Suisse USA Inc.	7.125%	7/15/32	844	1,000
	Equitable Holdings Inc.	5.000%	4/20/48	3,647	3,559
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,293	1,271
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,480	1,177
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,330	986
	Fidelity National Financial Inc.	3.200%	9/17/51	1,045	701
	Fifth Third Bancorp	8.250%	3/1/38	2,812	3,764
[1]	First Republic Bank	4.375%	8/1/46	1,045	983
	Franklin Resources Inc.	2.950%	8/12/51	1,315	954
	GATX Corp.	3.500%	6/1/32	850	775
	GATX Corp.	5.200%	3/15/44	862	845
	GATX Corp.	3.100%	6/1/51	1,048	756
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	15,973	15,791
	Global Payments Inc.	4.150%	8/15/49	2,755	2,297
	Goldman Sachs Capital I	6.345%	2/15/34	1,633	1,824
	Goldman Sachs Group Inc.	6.125%	2/15/33	3,408	3,882
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,015	2,295
	Goldman Sachs Group Inc.	6.750%	10/1/37	13,155	15,529
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	5,173	4,856
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	3,728	3,602
	Goldman Sachs Group Inc.	6.250%	2/1/41	5,082	6,003
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,707	3,029
	Goldman Sachs Group Inc.	2.908%	7/21/42	680	529
	Goldman Sachs Group Inc.	3.436%	2/24/43	5,620	4,712
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	5,938	5,984
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,306	3,401
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,811	2,825
	Hartford Financial Services Group Inc.	5.950%	10/15/36	658	742
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,186	1,336
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,198	1,102
	Hartford Financial Services Group Inc.	4.400%	3/15/48	810	759
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,593	1,328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hartford Financial Services Group Inc.	2.900%	9/15/51	620	454
[1]	HSBC Bank USA NA	5.875%	11/1/34	345	370
[1]	HSBC Bank USA NA	5.625%	8/15/35	1,135	1,190
[1]	HSBC Bank USA NA	7.000%	1/15/39	1,971	2,434
	HSBC Holdings plc	6.500%	5/2/36	5,219	5,853
	HSBC Holdings plc	6.500%	9/15/37	3,925	4,400
	HSBC Holdings plc	6.800%	6/1/38	2,696	3,072
	HSBC Holdings plc	6.100%	1/14/42	2,106	2,363
	HSBC Holdings plc	5.250%	3/14/44	2,993	2,947
	Intercontinental Exchange Inc.	1.850%	9/15/32	2,510	2,038
	Intercontinental Exchange Inc.	4.600%	3/15/33	3,770	3,855
	Intercontinental Exchange Inc.	2.650%	9/15/40	3,325	2,563
	Intercontinental Exchange Inc.	4.250%	9/21/48	3,866	3,573
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,841	2,158
	Intercontinental Exchange Inc.	4.950%	6/15/52	3,130	3,228
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,000	706
	Intercontinental Exchange Inc.	5.200%	6/15/62	2,530	2,570
	Invesco Finance plc	5.375%	11/30/43	603	617
[2]	Jackson Financial Inc.	4.000%	11/23/51	1,040	796
	Jefferies Group LLC	2.750%	10/15/32	1,085	876
	Jefferies Group LLC	6.250%	1/15/36	1,309	1,382
	Jefferies Group LLC	6.500%	1/20/43	534	566
	JPMorgan Chase & Co.	1.953%	2/4/32	85	71
	JPMorgan Chase & Co.	6.400%	5/15/38	5,392	6,475
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	2,679	2,518
	JPMorgan Chase & Co.	5.500%	10/15/40	3,840	4,224
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	4,498	3,707
	JPMorgan Chase & Co.	5.600%	7/15/41	3,482	3,883
	JPMorgan Chase & Co.	2.525%	11/19/41	1,015	761
	JPMorgan Chase & Co.	5.400%	1/6/42	3,532	3,850
	JPMorgan Chase & Co.	3.157%	4/22/42	1,978	1,634
	JPMorgan Chase & Co.	5.625%	8/16/43	3,579	3,948
	JPMorgan Chase & Co.	4.850%	2/1/44	3,421	3,498
	JPMorgan Chase & Co.	4.950%	6/1/45	2,026	2,071
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	5,926	5,651
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	3,611	3,302
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	7,038	6,373
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	5,118	4,585
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	4,450	3,483
	JPMorgan Chase & Co.	3.328%	4/22/52	8,220	6,679
	Legg Mason Inc.	5.625%	1/15/44	1,268	1,370
	Lincoln National Corp.	6.300%	10/9/37	1,279	1,470
	Lincoln National Corp.	7.000%	6/15/40	1,348	1,593
	Lincoln National Corp.	4.350%	3/1/48	1,506	1,361
	Lloyds Banking Group plc	5.300%	12/1/45	1,130	1,113
	Lloyds Banking Group plc	4.344%	1/9/48	4,297	3,695
	Loews Corp.	4.125%	5/15/43	2,031	1,809
	Manulife Financial Corp.	5.375%	3/4/46	725	808
	Markel Corp.	5.000%	4/5/46	810	796
	Markel Corp.	4.300%	11/1/47	1,063	946
	Markel Corp.	5.000%	5/20/49	1,468	1,464
	Markel Corp.	4.150%	9/17/50	512	448
	Markel Corp.	3.450%	5/7/52	1,260	989
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,618	1,833
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,001	2,031
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	2,018	1,925
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	460	426
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,914	1,986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	945	708
	Mastercard Inc.	3.800%	11/21/46	709	665
	Mastercard Inc.	3.950%	2/26/48	2,410	2,289
	Mastercard Inc.	3.650%	6/1/49	1,006	927
	Mastercard Inc.	3.850%	3/26/50	4,756	4,508
	Mastercard Inc.	2.950%	3/15/51	2,350	1,904
	MetLife Inc.	6.500%	12/15/32	1,879	2,241
	MetLife Inc.	6.375%	6/15/34	930	1,115
	MetLife Inc.	5.700%	6/15/35	2,991	3,386
[1]	MetLife Inc.	6.400%	12/15/36	1,198	1,244
[1]	MetLife Inc.	10.750%	8/1/39	591	803
	MetLife Inc.	5.875%	2/6/41	3,656	4,145
	MetLife Inc.	4.125%	8/13/42	1,854	1,752
	MetLife Inc.	4.875%	11/13/43	2,209	2,291
	MetLife Inc.	4.721%	12/15/44	1,957	1,963
	MetLife Inc.	4.050%	3/1/45	2,336	2,170
	MetLife Inc.	4.600%	5/13/46	560	567
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,758	1,696
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,524	1,451
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,160	2,879
[1]	Morgan Stanley	3.971%	7/22/38	6,367	6,079
[1]	Morgan Stanley	4.457%	4/22/39	3,053	3,008
	Morgan Stanley	3.217%	4/22/42	7,443	6,190
	Morgan Stanley	6.375%	7/24/42	2,561	3,134
	Morgan Stanley	4.300%	1/27/45	4,414	4,210
	Morgan Stanley	4.375%	1/22/47	7,561	7,325
[1]	Morgan Stanley	5.597%	3/24/51	2,448	2,833
[1]	Morgan Stanley	2.802%	1/25/52	1,899	1,410
	Nasdaq Inc.	2.500%	12/21/40	1,173	837
	Nasdaq Inc.	3.250%	4/28/50	1,270	959
	Nasdaq Inc.	3.950%	3/7/52	1,225	1,042
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	936	973
	Old Republic International Corp.	3.850%	6/11/51	1,480	1,201
	PayPal Holdings Inc.	4.400%	6/1/32	2,000	2,028
	PayPal Holdings Inc.	3.250%	6/1/50	1,980	1,568
	PayPal Holdings Inc.	5.050%	6/1/52	2,000	2,058
	PayPal Holdings Inc.	5.250%	6/1/62	1,000	1,013
	Principal Financial Group Inc.	6.050%	10/15/36	365	423
	Principal Financial Group Inc.	4.625%	9/15/42	947	918
	Principal Financial Group Inc.	4.350%	5/15/43	1,129	1,050
	Principal Financial Group Inc.	4.300%	11/15/46	1,060	1,025
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	6.250%	12/1/32	1,215	1,428
	Progressive Corp.	4.350%	4/25/44	875	848
	Progressive Corp.	3.700%	1/26/45	1,560	1,353
	Progressive Corp.	4.125%	4/15/47	1,599	1,514
	Progressive Corp.	4.200%	3/15/48	1,373	1,314
	Progressive Corp.	3.950%	3/26/50	600	550
[1]	Prudential Financial Inc.	5.700%	12/14/36	1,010	1,146
[1]	Prudential Financial Inc.	6.625%	12/1/37	866	1,041
[1]	Prudential Financial Inc.	3.000%	3/10/40	415	342
[1]	Prudential Financial Inc.	6.625%	6/21/40	1,156	1,366
[1]	Prudential Financial Inc.	6.200%	11/15/40	545	607
[1]	Prudential Financial Inc.	5.100%	8/15/43	516	511
[1]	Prudential Financial Inc.	4.600%	5/15/44	1,783	1,752
	Prudential Financial Inc.	3.905%	12/7/47	2,860	2,581
[1]	Prudential Financial Inc.	4.418%	3/27/48	1,362	1,311
	Prudential Financial Inc.	3.935%	12/7/49	3,051	2,770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Prudential Financial Inc.	4.350%	2/25/50	1,630	1,577
[1]	Prudential Financial Inc.	3.700%	3/13/51	1,090	955
	Raymond James Financial Inc.	4.950%	7/15/46	657	668
	Raymond James Financial Inc.	3.750%	4/1/51	1,023	883
[1]	Regions Bank	6.450%	6/26/37	1,530	1,767
	Regions Financial Corp.	7.375%	12/10/37	600	753
	Selective Insurance Group Inc.	5.375%	3/1/49	685	682
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,720	1,230
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	1,885	1,440
	Transatlantic Holdings Inc.	8.000%	11/30/39	828	1,107
	Travelers Cos. Inc.	6.750%	6/20/36	1,616	1,996
[1]	Travelers Cos. Inc.	6.250%	6/15/37	815	992
	Travelers Cos. Inc.	5.350%	11/1/40	1,154	1,264
	Travelers Cos. Inc.	4.300%	8/25/45	2,783	2,668
	Travelers Cos. Inc.	3.750%	5/15/46	935	828
	Travelers Cos. Inc.	4.000%	5/30/47	414	383
	Travelers Cos. Inc.	4.050%	3/7/48	1,726	1,613
	Travelers Cos. Inc.	4.100%	3/4/49	1,325	1,245
	Travelers Cos. Inc.	2.550%	4/27/50	1,535	1,106
	Travelers Cos. Inc.	3.050%	6/8/51	2,405	1,908
	Travelers Property Casualty Corp.	6.375%	3/15/33	368	443
	Unum Group	5.750%	8/15/42	1,034	1,006
	Unum Group	4.500%	12/15/49	1,713	1,397
	Unum Group	4.125%	6/15/51	896	694
	Visa Inc.	4.150%	12/14/35	3,832	3,947
	Visa Inc.	2.700%	4/15/40	1,480	1,247
	Visa Inc.	4.300%	12/14/45	7,124	7,275
	Visa Inc.	3.650%	9/15/47	1,480	1,364
	Visa Inc.	2.000%	8/15/50	3,309	2,274
	Voya Financial Inc.	5.700%	7/15/43	867	935
	Voya Financial Inc.	4.800%	6/15/46	392	380
	W R Berkley Corp.	4.750%	8/1/44	1,069	1,050
	W R Berkley Corp.	4.000%	5/12/50	570	498
	W R Berkley Corp.	3.150%	9/30/61	1,440	978
	Wachovia Corp.	7.500%	4/15/35	305	378
	Wachovia Corp.	5.500%	8/1/35	1,203	1,276
[1]	Wells Fargo & Co.	3.068%	4/30/41	10,301	8,527
	Wells Fargo & Co.	5.375%	11/2/43	5,684	5,992
	Wells Fargo & Co.	5.606%	1/15/44	7,550	8,145
[1]	Wells Fargo & Co.	4.650%	11/4/44	5,889	5,639
	Wells Fargo & Co.	3.900%	5/1/45	4,310	3,954
[1]	Wells Fargo & Co.	4.900%	11/17/45	5,244	5,198
[1]	Wells Fargo & Co.	4.400%	6/14/46	2,507	2,350
[1]	Wells Fargo & Co.	4.750%	12/7/46	2,943	2,875
[1]	Wells Fargo & Co.	5.013%	4/4/51	10,667	11,174
[1]	Wells Fargo & Co.	4.611%	4/25/53	7,300	7,198
	Wells Fargo Bank NA	5.950%	8/26/36	834	943
[1]	Wells Fargo Bank NA	5.850%	2/1/37	603	679
[1]	Wells Fargo Bank NA	6.600%	1/15/38	3,068	3,729
	Western Union Co.	6.200%	11/17/36	1,487	1,559
	Westpac Banking Corp.	4.421%	7/24/39	3,018	2,808
	Westpac Banking Corp.	2.963%	11/16/40	443	332
	Westpac Banking Corp.	3.133%	11/18/41	3,615	2,766
	Willis North America Inc.	5.050%	9/15/48	1,569	1,525
	Willis North America Inc.	3.875%	9/15/49	1,837	1,507
	XLIT Ltd.	5.250%	12/15/43	512	572
	XLIT Ltd.	5.500%	3/31/45	1,305	1,412
					716,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (14.5%)
	Abbott Laboratories	4.750%	11/30/36	2,985	3,272
	Abbott Laboratories	6.150%	11/30/37	948	1,160
	Abbott Laboratories	6.000%	4/1/39	995	1,165
	Abbott Laboratories	5.300%	5/27/40	1,828	2,080
	Abbott Laboratories	4.750%	4/15/43	1,339	1,428
	Abbott Laboratories	4.900%	11/30/46	7,003	7,707
	AbbVie Inc.	4.550%	3/15/35	3,516	3,565
	AbbVie Inc.	4.500%	5/14/35	5,145	5,217
	AbbVie Inc.	4.300%	5/14/36	5,209	5,110
	AbbVie Inc.	4.050%	11/21/39	6,336	5,904
	AbbVie Inc.	4.625%	10/1/42	2,085	2,030
	AbbVie Inc.	4.400%	11/6/42	5,056	4,843
	AbbVie Inc.	4.850%	6/15/44	2,156	2,171
	AbbVie Inc.	4.750%	3/15/45	647	643
	AbbVie Inc.	4.700%	5/14/45	1,645	1,636
	AbbVie Inc.	4.450%	5/14/46	7,259	6,960
	AbbVie Inc.	4.875%	11/14/48	4,715	4,783
	AbbVie Inc.	4.250%	11/21/49	13,737	12,791
[1]	AdventHealth Obligated Group	2.795%	11/15/51	400	292
	Adventist Health System	3.630%	3/1/49	660	553
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	544	523
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	740	618
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	1,963	1,532
	Aetna Inc.	6.625%	6/15/36	2,254	2,661
	Aetna Inc.	6.750%	12/15/37	432	517
	Aetna Inc.	4.500%	5/15/42	1,340	1,253
	Aetna Inc.	4.125%	11/15/42	1,224	1,087
	Aetna Inc.	4.750%	3/15/44	2,438	2,344
	Aetna Inc.	3.875%	8/15/47	996	870
	AHS Hospital Corp.	5.024%	7/1/45	948	1,012
[1]	AHS Hospital Corp.	2.780%	7/1/51	970	698
[1]	Allina Health System	3.887%	4/15/49	767	698
[1]	Allina Health System	2.902%	11/15/51	630	468
	AmerisourceBergen Corp.	4.250%	3/1/45	1,420	1,288
	AmerisourceBergen Corp.	4.300%	12/15/47	1,486	1,404
	Amgen Inc.	6.400%	2/1/39	780	919
	Amgen Inc.	3.150%	2/21/40	4,370	3,616
	Amgen Inc.	5.750%	3/15/40	524	579
	Amgen Inc.	2.800%	8/15/41	2,913	2,289
	Amgen Inc.	4.950%	10/1/41	2,556	2,605
	Amgen Inc.	5.150%	11/15/41	562	588
	Amgen Inc.	5.650%	6/15/42	870	957
	Amgen Inc.	4.400%	5/1/45	4,340	4,155
	Amgen Inc.	4.563%	6/15/48	3,746	3,635
	Amgen Inc.	3.375%	2/21/50	6,263	5,056
	Amgen Inc.	4.663%	6/15/51	7,922	7,867
	Amgen Inc.	3.000%	1/15/52	2,975	2,221
	Amgen Inc.	4.200%	2/22/52	2,164	1,998
	Amgen Inc.	2.770%	9/1/53	1,757	1,248
	Amgen Inc.	4.400%	2/22/62	2,220	2,031
	Anthem Inc.	5.950%	12/15/34	921	1,054
	Anthem Inc.	5.850%	1/15/36	1,755	1,999
	Anthem Inc.	4.625%	5/15/42	2,267	2,271
	Anthem Inc.	4.650%	1/15/43	836	841
	Anthem Inc.	5.100%	1/15/44	2,173	2,268
	Anthem Inc.	4.650%	8/15/44	2,801	2,773
	Anthem Inc.	4.375%	12/1/47	430	416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	4.550%	3/1/48	1,900	1,877
	Anthem Inc.	3.700%	9/15/49	2,342	2,026
	Anthem Inc.	3.125%	5/15/50	2,166	1,709
	Anthem Inc.	3.600%	3/15/51	2,925	2,504
	Anthem Inc.	4.550%	5/15/52	2,000	1,977
[1]	Ascension Health	3.106%	11/15/39	1,150	982
	Ascension Health	3.945%	11/15/46	2,177	2,066
[1]	Ascension Health	4.847%	11/15/53	1,100	1,188
	AstraZeneca plc	6.450%	9/15/37	4,865	6,124
	AstraZeneca plc	4.000%	9/18/42	2,783	2,699
	AstraZeneca plc	4.375%	11/16/45	1,988	2,008
	AstraZeneca plc	4.375%	8/17/48	2,074	2,122
	AstraZeneca plc	2.125%	8/6/50	2,290	1,590
	AstraZeneca plc	3.000%	5/28/51	805	669
	Banner Health	2.907%	1/1/42	790	634
[1]	Banner Health	3.181%	1/1/50	140	113
	Banner Health	2.913%	1/1/51	1,340	996
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	655	453
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	331	273
	Baxalta Inc.	5.250%	6/23/45	1,995	2,064
	Baxter International Inc.	3.500%	8/15/46	1,518	1,218
[2]	Baxter International Inc.	3.132%	12/1/51	1,610	1,208
[1]	BayCare Health System Inc.	3.831%	11/15/50	1,363	1,242
	Baylor Scott & White Holdings	4.185%	11/15/45	1,441	1,377
	Baylor Scott & White Holdings	3.967%	11/15/46	848	787
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	1,592	1,188
	Becton Dickinson & Co.	4.685%	12/15/44	509	492
	Becton Dickinson & Co.	4.669%	6/6/47	4,345	4,256
	Becton Dickinson & Co.	3.794%	5/20/50	2,045	1,761
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	1,120	833
[1]	BHSH System Obligated Group	3.487%	7/15/49	860	720
	Biogen Inc.	3.150%	5/1/50	4,799	3,504
[2]	Biogen Inc.	3.250%	2/15/51	2,035	1,494
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	860	657
	Boston Scientific Corp.	6.750%	11/15/35	425	499
	Boston Scientific Corp.	4.550%	3/1/39	728	711
	Boston Scientific Corp.	7.375%	1/15/40	700	885
	Boston Scientific Corp.	4.700%	3/1/49	1,370	1,361
	Bristol-Myers Squibb Co.	4.125%	6/15/39	3,851	3,797
	Bristol-Myers Squibb Co.	2.350%	11/13/40	1,465	1,129
	Bristol-Myers Squibb Co.	3.550%	3/15/42	3,753	3,390
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,420	1,213
	Bristol-Myers Squibb Co.	4.500%	3/1/44	410	413
	Bristol-Myers Squibb Co.	4.625%	5/15/44	1,176	1,211
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,495	3,491
	Bristol-Myers Squibb Co.	4.550%	2/20/48	4,706	4,830
	Bristol-Myers Squibb Co.	4.250%	10/26/49	7,802	7,717
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,180	2,357
	Bristol-Myers Squibb Co.	3.700%	3/15/52	5,585	5,062
	Bristol-Myers Squibb Co.	3.900%	3/15/62	2,260	2,048
	Cardinal Health Inc.	4.600%	3/15/43	470	423
	Cardinal Health Inc.	4.500%	11/15/44	594	529
	Cardinal Health Inc.	4.900%	9/15/45	1,955	1,853
	Cardinal Health Inc.	4.368%	6/15/47	801	716
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,090	813
	Children's Health System of Texas	2.511%	8/15/50	1,305	898
[1]	Children's Hospital	2.928%	7/15/50	840	614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Children's Hospital Corp.	4.115%	1/1/47	510	492
[1]	Children's Hospital Corp.	2.585%	2/1/50	765	540
	Children's Hospital Medical Center	4.268%	5/15/44	790	769
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,017	742
	Cigna Corp.	4.800%	8/15/38	4,174	4,233
	Cigna Corp.	3.200%	3/15/40	883	729
[1]	Cigna Corp.	6.125%	11/15/41	2,023	2,290
[1]	Cigna Corp.	4.800%	7/15/46	3,770	3,757
[1]	Cigna Corp.	3.875%	10/15/47	3,078	2,650
	Cigna Corp.	4.900%	12/15/48	5,878	5,877
	Cigna Corp.	3.400%	3/15/50	3,585	2,873
	Cigna Corp.	3.400%	3/15/51	1,322	1,057
[1]	City of Hope	5.623%	11/15/43	567	625
[1]	City of Hope	4.378%	8/15/48	1,380	1,307
[1]	CommonSpirit Health	4.350%	11/1/42	2,007	1,817
	CommonSpirit Health	3.817%	10/1/49	2,385	2,064
	CommonSpirit Health	4.187%	10/1/49	1,530	1,319
	CommonSpirit Health	3.910%	10/1/50	345	283
[1]	Community Health Network Inc.	3.099%	5/1/50	1,177	907
[1]	Cottage Health Obligated Group	3.304%	11/1/49	1,624	1,330
	CVS Health Corp.	4.875%	7/20/35	3,057	3,149
	CVS Health Corp.	4.780%	3/25/38	8,856	8,883
	CVS Health Corp.	6.125%	9/15/39	959	1,080
	CVS Health Corp.	4.125%	4/1/40	3,561	3,265
	CVS Health Corp.	2.700%	8/21/40	1,796	1,365
	CVS Health Corp.	5.300%	12/5/43	3,750	3,887
	CVS Health Corp.	5.125%	7/20/45	5,970	6,092
	CVS Health Corp.	5.050%	3/25/48	16,677	16,992
	CVS Health Corp.	4.250%	4/1/50	1,855	1,697
	Danaher Corp.	4.375%	9/15/45	760	731
	Danaher Corp.	2.600%	10/1/50	2,795	2,023
	Danaher Corp.	2.800%	12/10/51	1,810	1,364
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	1,143	1,078
	DH Europe Finance II Sarl	3.250%	11/15/39	1,762	1,543
	DH Europe Finance II Sarl	3.400%	11/15/49	1,915	1,611
	Dignity Health	4.500%	11/1/42	960	898
	Dignity Health	5.267%	11/1/64	734	734
[1]	Duke University Health System Inc.	3.920%	6/1/47	1,037	956
	Eli Lilly & Co.	3.950%	5/15/47	700	692
	Eli Lilly & Co.	3.950%	3/15/49	3,028	3,019
	Eli Lilly & Co.	2.250%	5/15/50	3,075	2,230
	Eli Lilly & Co.	2.500%	9/15/60	3,015	2,148
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	760	660
	Gilead Sciences Inc.	4.600%	9/1/35	3,610	3,736
	Gilead Sciences Inc.	4.000%	9/1/36	482	469
	Gilead Sciences Inc.	2.600%	10/1/40	805	616
	Gilead Sciences Inc.	5.650%	12/1/41	3,143	3,494
	Gilead Sciences Inc.	4.800%	4/1/44	5,810	5,863
	Gilead Sciences Inc.	4.500%	2/1/45	4,771	4,584
	Gilead Sciences Inc.	4.750%	3/1/46	4,673	4,670
	Gilead Sciences Inc.	4.150%	3/1/47	1,922	1,769
	Gilead Sciences Inc.	2.800%	10/1/50	1,120	818
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	232	264
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,733	8,347
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,299	1,284
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	502	378
	Hackensack Meridian Health Inc.	4.211%	7/1/48	950	905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,085	809
	Hackensack Meridian Health Inc.	4.500%	7/1/57	1,118	1,116
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	601	495
	HCA Inc.	5.125%	6/15/39	2,795	2,722
[2]	HCA Inc.	4.375%	3/15/42	2,500	2,193
	HCA Inc.	5.500%	6/15/47	2,584	2,559
	HCA Inc.	5.250%	6/15/49	3,345	3,224
	HCA Inc.	3.500%	7/15/51	2,265	1,704
[2]	HCA Inc.	4.625%	3/15/52	4,955	4,381
	Humana Inc.	4.625%	12/1/42	1,323	1,299
	Humana Inc.	4.950%	10/1/44	1,389	1,432
	Humana Inc.	4.800%	3/15/47	880	884
	Humana Inc.	3.950%	8/15/49	345	307
	IHC Health Services Inc.	4.131%	5/15/48	476	476
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,046	982
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	559
	Inova Health System Foundation	4.068%	5/15/52	500	482
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	745	665
[1]	Iowa Health System	3.665%	2/15/50	330	292
	Johns Hopkins Health System Corp.	3.837%	5/15/46	681	632
	Johnson & Johnson	4.950%	5/15/33	1,274	1,432
	Johnson & Johnson	4.375%	12/5/33	2,744	2,933
	Johnson & Johnson	3.550%	3/1/36	2,579	2,531
	Johnson & Johnson	3.625%	3/3/37	3,042	2,988
	Johnson & Johnson	5.950%	8/15/37	2,522	3,115
	Johnson & Johnson	3.400%	1/15/38	2,646	2,474
	Johnson & Johnson	5.850%	7/15/38	727	867
	Johnson & Johnson	2.100%	9/1/40	1,152	876
	Johnson & Johnson	4.500%	9/1/40	1,627	1,694
	Johnson & Johnson	4.850%	5/15/41	1,816	1,954
	Johnson & Johnson	4.500%	12/5/43	1,690	1,748
	Johnson & Johnson	3.700%	3/1/46	4,459	4,250
	Johnson & Johnson	3.750%	3/3/47	2,253	2,154
	Johnson & Johnson	3.500%	1/15/48	518	476
	Johnson & Johnson	2.250%	9/1/50	2,009	1,458
	Johnson & Johnson	2.450%	9/1/60	1,552	1,107
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,856	1,479
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,505	1,586
	Kaiser Foundation Hospitals	4.150%	5/1/47	3,439	3,295
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,401	1,946
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	2,245	1,756
	Koninklijke Philips NV	6.875%	3/11/38	1,381	1,642
	Koninklijke Philips NV	5.000%	3/15/42	964	962
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,650	1,560
[1]	Mass General Brigham Inc.	3.765%	7/1/48	800	722
[1]	Mass General Brigham Inc.	3.192%	7/1/49	1,172	944
[1]	Mass General Brigham Inc.	4.117%	7/1/55	405	375
[1]	Mass General Brigham Inc.	3.342%	7/1/60	1,460	1,153
[1]	Mayo Clinic	4.000%	11/15/47	863	828
[1]	Mayo Clinic	4.128%	11/15/52	920	892
[1]	Mayo Clinic	3.196%	11/15/61	1,500	1,177
[1]	McLaren Health Care Corp.	4.386%	5/15/48	1,025	981
[1]	MedStar Health Inc.	3.626%	8/15/49	980	834
	Medtronic Inc.	4.375%	3/15/35	6,285	6,572
	Medtronic Inc.	4.625%	3/15/45	2,592	2,741
	Memorial Health Services	3.447%	11/1/49	872	739
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	795	860
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	1,285	1,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,585	1,522
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	374	360
	Merck & Co. Inc.	6.500%	12/1/33	1,978	2,466
	Merck & Co. Inc.	3.900%	3/7/39	3,043	3,008
	Merck & Co. Inc.	2.350%	6/24/40	1,877	1,490
	Merck & Co. Inc.	3.600%	9/15/42	2,460	2,256
	Merck & Co. Inc.	4.150%	5/18/43	687	683
	Merck & Co. Inc.	3.700%	2/10/45	5,371	4,964
	Merck & Co. Inc.	4.000%	3/7/49	663	644
	Merck & Co. Inc.	2.450%	6/24/50	2,081	1,534
	Merck & Co. Inc.	2.750%	12/10/51	6,700	5,206
	Merck & Co. Inc.	2.900%	12/10/61	4,625	3,510
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	1,404	1,644
[1]	Methodist Hospital	2.705%	12/1/50	420	301
[1]	MidMichigan Health	3.409%	6/1/50	845	683
[1]	Montefiore Obligated Group	5.246%	11/1/48	1,065	949
	Montefiore Obligated Group	4.287%	9/1/50	742	557
[1]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	625	561
[1]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	745	615
[1]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	1,480	1,177
	MultiCare Health System	2.803%	8/15/50	725	536
	Mylan Inc.	5.400%	11/29/43	1,050	946
	Mylan Inc.	5.200%	4/15/48	619	544
	New York & Presbyterian Hospital	2.256%	8/1/40	866	629
	New York & Presbyterian Hospital	4.024%	8/1/45	398	373
	New York & Presbyterian Hospital	4.063%	8/1/56	1,059	990
	New York & Presbyterian Hospital	2.606%	8/1/60	1,177	783
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	1,402	1,118
	Northwell Healthcare Inc.	3.979%	11/1/46	455	418
	Northwell Healthcare Inc.	4.260%	11/1/47	330	299
	Northwell Healthcare Inc.	3.809%	11/1/49	1,669	1,418
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	781	576
	Novant Health Inc.	2.637%	11/1/36	1,015	834
	Novant Health Inc.	3.168%	11/1/51	1,935	1,535
	Novartis Capital Corp.	3.700%	9/21/42	1,384	1,290
	Novartis Capital Corp.	4.400%	5/6/44	3,243	3,350
	Novartis Capital Corp.	4.000%	11/20/45	2,766	2,692
	Novartis Capital Corp.	2.750%	8/14/50	2,763	2,225
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	725	510
[1]	NYU Langone Hospitals	5.750%	7/1/43	1,240	1,405
	NYU Langone Hospitals	4.784%	7/1/44	877	888
[1]	NYU Langone Hospitals	4.368%	7/1/47	883	831
[1]	NYU Langone Hospitals	3.380%	7/1/55	457	352
	OhioHealth Corp.	2.834%	11/15/41	920	739
[1]	OhioHealth Corp.	3.042%	11/15/50	801	644
	Orlando Health Obligated Group	4.089%	10/1/48	698	648
	Orlando Health Obligated Group	3.327%	10/1/50	925	745
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	535	539
[1]	PeaceHealth Obligated Group	3.218%	11/15/50	1,040	798
	PerkinElmer Inc.	3.625%	3/15/51	1,509	1,211
	Pfizer Inc.	4.000%	12/15/36	3,769	3,809
	Pfizer Inc.	4.100%	9/15/38	1,787	1,783
	Pfizer Inc.	3.900%	3/15/39	3,262	3,178
	Pfizer Inc.	7.200%	3/15/39	3,871	5,251
	Pfizer Inc.	2.550%	5/28/40	2,618	2,137
	Pfizer Inc.	4.300%	6/15/43	3,436	3,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	4.400%	5/15/44	1,327	1,356
	Pfizer Inc.	4.125%	12/15/46	1,417	1,404
	Pfizer Inc.	4.200%	9/15/48	2,422	2,437
	Pfizer Inc.	4.000%	3/15/49	1,948	1,904
	Pfizer Inc.	2.700%	5/28/50	3,381	2,684
	Piedmont Healthcare Inc.	2.864%	1/1/52	1,180	852
	Presbyterian Healthcare Services	4.875%	8/1/52	700	727
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,210	1,046
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,125	1,009
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	412	285
	Quest Diagnostics Inc.	4.700%	3/30/45	535	521
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	1,000	786
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,378	988
	Royalty Pharma plc	3.300%	9/2/40	2,090	1,642
	Royalty Pharma plc	3.550%	9/2/50	2,946	2,166
	Royalty Pharma plc	3.350%	9/2/51	960	679
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,001	926
	RWJ Barnabas Health Inc.	3.477%	7/1/49	310	262
[1]	Seattle Children's Hospital	2.719%	10/1/50	875	649
[1]	Sentara Healthcare	2.927%	11/1/51	535	401
[1]	Sharp HealthCare	2.680%	8/1/50	635	456
[1]	Stanford Health Care	3.795%	11/15/48	795	716
	Stanford Health Care	3.027%	8/15/51	1,228	945
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,768	1,434
	Stryker Corp.	4.100%	4/1/43	737	672
	Stryker Corp.	4.375%	5/15/44	1,984	1,859
	Stryker Corp.	4.625%	3/15/46	1,923	1,907
	Stryker Corp.	2.900%	6/15/50	557	422
	Summa Health	3.511%	11/15/51	805	668
[1]	Sutter Health	3.161%	8/15/40	860	695
[1]	Sutter Health	4.091%	8/15/48	1,080	972
[1]	Sutter Health	3.361%	8/15/50	625	497
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	862	693
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	5,051	3,921
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,535	1,908
	Texas Health Resources	2.328%	11/15/50	565	374
[1]	Texas Health Resources	4.330%	11/15/55	531	510
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,560	2,067
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,679	1,850
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,631	1,576
	Toledo Hospital	5.750%	11/15/38	610	639
	Toledo Hospital	6.015%	11/15/48	1,446	1,390
[1]	Trinity Health Corp.	2.632%	12/1/40	970	741
	Trinity Health Corp.	4.125%	12/1/45	765	725
[1]	Trinity Health Corp.	3.434%	12/1/48	970	831
	UnitedHealth Group Inc.	4.625%	7/15/35	2,369	2,500
	UnitedHealth Group Inc.	5.800%	3/15/36	686	799
	UnitedHealth Group Inc.	6.500%	6/15/37	1,425	1,765
	UnitedHealth Group Inc.	6.625%	11/15/37	614	771
	UnitedHealth Group Inc.	6.875%	2/15/38	1,988	2,557
	UnitedHealth Group Inc.	3.500%	8/15/39	2,926	2,653
	UnitedHealth Group Inc.	2.750%	5/15/40	1,227	1,003
	UnitedHealth Group Inc.	5.700%	10/15/40	1,100	1,266
	UnitedHealth Group Inc.	5.950%	2/15/41	1,712	1,992
	UnitedHealth Group Inc.	3.050%	5/15/41	785	662
	UnitedHealth Group Inc.	4.625%	11/15/41	2,258	2,324
	UnitedHealth Group Inc.	4.375%	3/15/42	1,968	1,957
	UnitedHealth Group Inc.	3.950%	10/15/42	1,921	1,788

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.250%	3/15/43	2,151	2,114
	UnitedHealth Group Inc.	4.750%	7/15/45	2,679	2,819
	UnitedHealth Group Inc.	4.200%	1/15/47	2,108	2,054
	UnitedHealth Group Inc.	4.250%	4/15/47	930	909
	UnitedHealth Group Inc.	3.750%	10/15/47	2,493	2,275
	UnitedHealth Group Inc.	4.250%	6/15/48	2,218	2,184
	UnitedHealth Group Inc.	4.450%	12/15/48	2,580	2,602
	UnitedHealth Group Inc.	3.700%	8/15/49	4,150	3,739
	UnitedHealth Group Inc.	2.900%	5/15/50	3,089	2,410
	UnitedHealth Group Inc.	3.250%	5/15/51	5,650	4,730
	UnitedHealth Group Inc.	4.750%	5/15/52	4,220	4,456
	UnitedHealth Group Inc.	3.875%	8/15/59	2,388	2,158
	UnitedHealth Group Inc.	3.125%	5/15/60	943	725
	UnitedHealth Group Inc.	4.950%	5/15/62	2,110	2,254
	Utah Acquisition Sub Inc.	5.250%	6/15/46	1,995	1,780
	Viatris Inc.	3.850%	6/22/40	2,370	1,843
	Viatris Inc.	4.000%	6/22/50	3,753	2,779
[1]	WakeMed	3.286%	10/1/52	665	530
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	1,065	792
[1]	Willis-Knighton Medical Center	4.813%	9/1/48	385	379
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	1,355	1,017
	Wyeth LLC	6.500%	2/1/34	1,910	2,343
	Wyeth LLC	6.000%	2/15/36	688	820
	Wyeth LLC	5.950%	4/1/37	4,038	4,864
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,000	705
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	390	409
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	857	765
	Zoetis Inc.	4.700%	2/1/43	2,415	2,463
	Zoetis Inc.	3.950%	9/12/47	1,566	1,446
	Zoetis Inc.	4.450%	8/20/48	1,586	1,563
	Zoetis Inc.	3.000%	5/15/50	975	766
					692,271
Industrials (8.1%)
[1]	3M Co.	5.700%	3/15/37	1,229	1,434
[1]	3M Co.	3.875%	6/15/44	730	664
[1]	3M Co.	3.125%	9/19/46	1,657	1,372
[1]	3M Co.	3.625%	10/15/47	1,672	1,490
[1]	3M Co.	4.000%	9/14/48	472	447
	3M Co.	3.250%	8/26/49	500	422
	3M Co.	3.700%	4/15/50	3,226	2,920
	ABB Finance USA Inc.	4.375%	5/8/42	472	462
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	750	659
	Boeing Co.	6.125%	2/15/33	1,125	1,176
	Boeing Co.	3.600%	5/1/34	2,512	2,096
	Boeing Co.	3.250%	2/1/35	553	439
	Boeing Co.	6.625%	2/15/38	850	906
	Boeing Co.	3.550%	3/1/38	2,127	1,649
	Boeing Co.	3.500%	3/1/39	1,394	1,058
	Boeing Co.	6.875%	3/15/39	2,084	2,271
	Boeing Co.	5.875%	2/15/40	959	953
	Boeing Co.	5.705%	5/1/40	5,005	4,928
	Boeing Co.	3.650%	3/1/47	1,925	1,387
	Boeing Co.	3.625%	3/1/48	1,673	1,195
	Boeing Co.	3.850%	11/1/48	1,005	748
	Boeing Co.	3.900%	5/1/49	1,716	1,301
	Boeing Co.	3.750%	2/1/50	2,571	1,915

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	5.805%	5/1/50	11,367	11,207
Boeing Co.	3.825%	3/1/59	585	407
Boeing Co.	3.950%	8/1/59	640	466
Boeing Co.	5.930%	5/1/60	7,818	7,645
Burlington Northern Santa Fe LLC	6.200%	8/15/36	815	979
Burlington Northern Santa Fe LLC	6.150%	5/1/37	471	568
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,711	1,957
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,591	1,681
Burlington Northern Santa Fe LLC	5.400%	6/1/41	761	837
Burlington Northern Santa Fe LLC	4.950%	9/15/41	566	593
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,762	1,729
Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,684	2,655
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,230	2,421
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,672	1,746
Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,369	2,380
Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,124	1,073
Burlington Northern Santa Fe LLC	4.700%	9/1/45	2,195	2,245
Burlington Northern Santa Fe LLC	3.900%	8/1/46	655	605
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,554	2,443
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,265	1,197
Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,706	1,489
Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,765	2,204
Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,647	2,204
Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,410	1,095
Canadian National Railway Co.	6.250%	8/1/34	548	645
Canadian National Railway Co.	6.200%	6/1/36	532	624
Canadian National Railway Co.	6.375%	11/15/37	851	1,015
Canadian National Railway Co.	4.500%	11/7/43	200	191
Canadian National Railway Co.	3.200%	8/2/46	1,646	1,348
Canadian National Railway Co.	3.650%	2/3/48	787	697
Canadian National Railway Co.	4.450%	1/20/49	1,820	1,813
Canadian National Railway Co.	2.450%	5/1/50	512	362
Canadian Pacific Railway Co.	4.800%	9/15/35	1,152	1,186
Canadian Pacific Railway Co.	5.950%	5/15/37	1,800	2,069
Canadian Pacific Railway Co.	3.000%	12/2/41	2,765	2,284
Canadian Pacific Railway Co.	4.800%	8/1/45	1,010	1,024
Canadian Pacific Railway Co.	3.100%	12/2/51	5,355	4,203
Canadian Pacific Railway Co.	6.125%	9/15/15	728	817
Carrier Global Corp.	3.377%	4/5/40	2,219	1,818
Carrier Global Corp.	3.577%	4/5/50	6,395	5,159
Caterpillar Inc.	5.300%	9/15/35	653	729
Caterpillar Inc.	6.050%	8/15/36	370	443
Caterpillar Inc.	5.200%	5/27/41	2,031	2,248
Caterpillar Inc.	3.803%	8/15/42	3,525	3,362
Caterpillar Inc.	4.300%	5/15/44	1,295	1,287
Caterpillar Inc.	3.250%	9/19/49	2,770	2,399
Caterpillar Inc.	3.250%	4/9/50	1,800	1,547
Caterpillar Inc.	4.750%	5/15/64	645	690
Crane Holdings Co.	4.200%	3/15/48	729	621
CSX Corp.	6.000%	10/1/36	193	220
CSX Corp.	6.150%	5/1/37	1,814	2,134
CSX Corp.	6.220%	4/30/40	1,219	1,432
CSX Corp.	5.500%	4/15/41	451	492
CSX Corp.	4.750%	5/30/42	1,865	1,862
CSX Corp.	4.400%	3/1/43	752	705
CSX Corp.	4.100%	3/15/44	1,792	1,633
CSX Corp.	3.800%	11/1/46	2,381	2,107
CSX Corp.	4.300%	3/1/48	603	574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.750%	11/15/48	993	1,014
	CSX Corp.	4.500%	3/15/49	1,186	1,156
	CSX Corp.	3.350%	9/15/49	2,255	1,845
	CSX Corp.	3.800%	4/15/50	1,611	1,415
	CSX Corp.	3.950%	5/1/50	1,005	905
	CSX Corp.	2.500%	5/15/51	400	288
	CSX Corp.	4.500%	8/1/54	1,216	1,178
	CSX Corp.	4.250%	11/1/66	821	730
	CSX Corp.	4.650%	3/1/68	1,849	1,764
	Cummins Inc.	4.875%	10/1/43	398	405
	Cummins Inc.	2.600%	9/1/50	1,390	998
	Deere & Co.	3.900%	6/9/42	2,423	2,348
	Deere & Co.	2.875%	9/7/49	1,762	1,416
	Deere & Co.	3.750%	4/15/50	1,208	1,143
	Dover Corp.	5.375%	10/15/35	455	477
	Dover Corp.	5.375%	3/1/41	938	983
	Eaton Corp.	4.000%	11/2/32	1,583	1,571
	Eaton Corp.	4.150%	11/2/42	2,447	2,333
	Eaton Corp.	3.915%	9/15/47	936	831
	Emerson Electric Co.	5.250%	11/15/39	485	516
	Emerson Electric Co.	2.750%	10/15/50	987	743
	Emerson Electric Co.	2.800%	12/21/51	2,790	2,150
	FedEx Corp.	4.900%	1/15/34	1,381	1,428
	FedEx Corp.	3.900%	2/1/35	1,785	1,658
	FedEx Corp.	3.250%	5/15/41	920	756
	FedEx Corp.	3.875%	8/1/42	492	424
	FedEx Corp.	4.100%	4/15/43	2,508	2,214
	FedEx Corp.	5.100%	1/15/44	1,878	1,884
	FedEx Corp.	4.100%	2/1/45	710	622
	FedEx Corp.	4.750%	11/15/45	2,065	1,999
	FedEx Corp.	4.550%	4/1/46	2,770	2,578
	FedEx Corp.	4.400%	1/15/47	701	639
	FedEx Corp.	4.050%	2/15/48	1,870	1,626
	FedEx Corp.	4.950%	10/17/48	2,817	2,770
	FedEx Corp.	5.250%	5/15/50	2,306	2,376
[1]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	1,315	1,152
	Fortive Corp.	4.300%	6/15/46	1,213	1,109
	General Dynamics Corp.	4.250%	4/1/40	2,220	2,199
	General Dynamics Corp.	2.850%	6/1/41	1,609	1,314
	General Dynamics Corp.	3.600%	11/15/42	657	594
	General Dynamics Corp.	4.250%	4/1/50	682	682
[1]	General Electric Co.	5.875%	1/14/38	1,100	1,204
[1]	General Electric Co.	6.875%	1/10/39	1,015	1,219
	General Electric Co.	4.500%	3/11/44	375	357
	General Electric Co.	4.350%	5/1/50	640	594
	Honeywell International Inc.	5.700%	3/15/36	628	727
	Honeywell International Inc.	5.700%	3/15/37	458	531
	Honeywell International Inc.	5.375%	3/1/41	1,056	1,186
	Honeywell International Inc.	3.812%	11/21/47	2,749	2,587
	Illinois Tool Works Inc.	4.875%	9/15/41	1,304	1,389
	Illinois Tool Works Inc.	3.900%	9/1/42	2,945	2,752
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	2,390	2,275
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	3	2
[1]	Johnson Controls International plc	6.000%	1/15/36	1,040	1,171
[1]	Johnson Controls International plc	4.625%	7/2/44	2,871	2,712
	Johnson Controls International plc	4.500%	2/15/47	745	695
[1]	Johnson Controls International plc	4.950%	7/2/64	816	767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Kansas City Southern	4.300%	5/15/43	904	809
[1]	Kansas City Southern	4.950%	8/15/45	1,045	1,038
	Kansas City Southern	4.700%	5/1/48	1,535	1,510
	Kansas City Southern	3.500%	5/1/50	1,113	912
	Kansas City Southern	4.200%	11/15/69	969	841
	L3Harris Technologies Inc.	4.854%	4/27/35	1,752	1,778
	Lockheed Martin Corp.	3.600%	3/1/35	1,338	1,284
	Lockheed Martin Corp.	4.500%	5/15/36	2,077	2,152
[1]	Lockheed Martin Corp.	6.150%	9/1/36	1,435	1,707
	Lockheed Martin Corp.	5.720%	6/1/40	429	492
	Lockheed Martin Corp.	4.850%	9/15/41	330	344
	Lockheed Martin Corp.	4.070%	12/15/42	3,913	3,805
	Lockheed Martin Corp.	3.800%	3/1/45	2,455	2,271
	Lockheed Martin Corp.	4.700%	5/15/46	2,947	3,107
	Lockheed Martin Corp.	2.800%	6/15/50	889	699
	Lockheed Martin Corp.	4.090%	9/15/52	3,882	3,805
	Lockheed Martin Corp.	4.150%	6/15/53	3,000	2,952
	Lockheed Martin Corp.	4.300%	6/15/62	575	573
	Norfolk Southern Corp.	7.050%	5/1/37	172	209
	Norfolk Southern Corp.	4.837%	10/1/41	690	705
	Norfolk Southern Corp.	3.950%	10/1/42	702	638
	Norfolk Southern Corp.	4.450%	6/15/45	983	959
	Norfolk Southern Corp.	4.650%	1/15/46	525	525
	Norfolk Southern Corp.	3.942%	11/1/47	2,307	2,086
	Norfolk Southern Corp.	4.150%	2/28/48	755	702
	Norfolk Southern Corp.	4.100%	5/15/49	2,560	2,361
	Norfolk Southern Corp.	3.400%	11/1/49	2,301	1,886
	Norfolk Southern Corp.	3.050%	5/15/50	2,063	1,615
	Norfolk Southern Corp.	4.050%	8/15/52	2,077	1,898
	Norfolk Southern Corp.	3.155%	5/15/55	3,225	2,488
	Norfolk Southern Corp.	4.100%	5/15/21	1,050	841
	Northrop Grumman Corp.	5.150%	5/1/40	1,557	1,638
	Northrop Grumman Corp.	5.050%	11/15/40	1,752	1,836
	Northrop Grumman Corp.	4.750%	6/1/43	1,551	1,572
	Northrop Grumman Corp.	3.850%	4/15/45	1,914	1,694
	Northrop Grumman Corp.	4.030%	10/15/47	5,055	4,689
	Northrop Grumman Corp.	5.250%	5/1/50	406	450
	Otis Worldwide Corp.	3.112%	2/15/40	1,751	1,432
	Otis Worldwide Corp.	3.362%	2/15/50	3,067	2,408
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	555	530
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	1,050	1,186
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	620	575
	Parker-Hannifin Corp.	4.100%	3/1/47	1,588	1,405
	Parker-Hannifin Corp.	4.000%	6/14/49	1,595	1,393
	Precision Castparts Corp.	3.900%	1/15/43	1,162	1,061
	Precision Castparts Corp.	4.375%	6/15/45	796	779
	Raytheon Technologies Corp.	5.400%	5/1/35	747	823
	Raytheon Technologies Corp.	6.050%	6/1/36	2,432	2,838
	Raytheon Technologies Corp.	6.125%	7/15/38	2,687	3,150
	Raytheon Technologies Corp.	4.450%	11/16/38	1,797	1,783
	Raytheon Technologies Corp.	4.875%	10/15/40	1,078	1,112
	Raytheon Technologies Corp.	4.700%	12/15/41	1,161	1,168
	Raytheon Technologies Corp.	4.500%	6/1/42	7,585	7,610
	Raytheon Technologies Corp.	4.800%	12/15/43	1,383	1,403
	Raytheon Technologies Corp.	4.150%	5/15/45	2,536	2,378
	Raytheon Technologies Corp.	3.750%	11/1/46	3,531	3,135
	Raytheon Technologies Corp.	4.350%	4/15/47	3,122	3,019
	Raytheon Technologies Corp.	4.050%	5/4/47	800	747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	4.625%	11/16/48	3,794	3,878
	Raytheon Technologies Corp.	3.125%	7/1/50	410	331
	Raytheon Technologies Corp.	2.820%	9/1/51	715	540
	Raytheon Technologies Corp.	3.030%	3/15/52	900	705
	Republic Services Inc.	2.375%	3/15/33	1,145	968
	Republic Services Inc.	6.200%	3/1/40	1,275	1,462
	Republic Services Inc.	5.700%	5/15/41	890	986
	Republic Services Inc.	3.050%	3/1/50	1,220	945
	Rockwell Automation Inc.	4.200%	3/1/49	1,250	1,185
	Rockwell Automation Inc.	2.800%	8/15/61	1,205	838
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	390	426
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,310	1,192
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	906	856
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	380	353
	Tyco Electronics Group SA	7.125%	10/1/37	1,135	1,444
	Union Pacific Corp.	3.375%	2/1/35	1,886	1,733
	Union Pacific Corp.	2.891%	4/6/36	1,850	1,611
	Union Pacific Corp.	3.600%	9/15/37	900	841
[1]	Union Pacific Corp.	3.550%	8/15/39	1,738	1,567
	Union Pacific Corp.	3.200%	5/20/41	3,200	2,743
	Union Pacific Corp.	4.050%	3/1/46	1,504	1,411
	Union Pacific Corp.	3.350%	8/15/46	1,120	939
	Union Pacific Corp.	4.000%	4/15/47	3,351	3,134
	Union Pacific Corp.	3.250%	2/5/50	3,483	2,885
	Union Pacific Corp.	3.799%	10/1/51	1,971	1,781
	Union Pacific Corp.	2.950%	3/10/52	4,485	3,497
	Union Pacific Corp.	3.500%	2/14/53	1,125	973
	Union Pacific Corp.	3.875%	2/1/55	1,107	990
	Union Pacific Corp.	3.950%	8/15/59	2,630	2,361
	Union Pacific Corp.	3.839%	3/20/60	1,349	1,194
	Union Pacific Corp.	3.550%	5/20/61	805	672
	Union Pacific Corp.	2.973%	9/16/62	1,522	1,115
	Union Pacific Corp.	3.750%	2/5/70	671	561
	Union Pacific Corp.	3.799%	4/6/71	4,376	3,695
	Union Pacific Corp.	3.850%	2/14/72	1,545	1,320
	United Parcel Service Inc.	6.200%	1/15/38	1,513	1,812
	United Parcel Service Inc.	5.200%	4/1/40	2,763	3,014
	United Parcel Service Inc.	4.875%	11/15/40	1,598	1,687
	United Parcel Service Inc.	3.625%	10/1/42	1,065	960
	United Parcel Service Inc.	3.400%	11/15/46	1,830	1,587
	United Parcel Service Inc.	3.750%	11/15/47	2,445	2,251
	United Parcel Service Inc.	4.250%	3/15/49	2,861	2,825
	United Parcel Service Inc.	3.400%	9/1/49	2,494	2,176
	United Parcel Service Inc.	5.300%	4/1/50	735	837
	Valmont Industries Inc.	5.000%	10/1/44	1,140	1,087
	Valmont Industries Inc.	5.250%	10/1/54	783	774
	Waste Connections Inc.	3.050%	4/1/50	1,329	1,023
	Waste Connections Inc.	2.950%	1/15/52	710	529
	Waste Management Inc.	2.950%	6/1/41	2,270	1,845
	Waste Management Inc.	4.150%	7/15/49	1,565	1,502
	Waste Management Inc.	2.500%	11/15/50	1,245	880
	WW Grainger Inc.	4.600%	6/15/45	2,173	2,162
	WW Grainger Inc.	3.750%	5/15/46	826	729
	WW Grainger Inc.	4.200%	5/15/47	1,245	1,176
	Xylem Inc.	4.375%	11/1/46	853	803
					387,456
Materials (3.8%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,815	1,479

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Air Products and Chemicals Inc.	2.800%	5/15/50	640	492
Albemarle Corp.	5.450%	12/1/44	685	685
Albemarle Corp.	5.650%	6/1/52	1,000	1,037
ArcelorMittal SA	7.000%	10/15/39	1,563	1,691
ArcelorMittal SA	6.750%	3/1/41	580	618
Barrick Gold Corp.	6.450%	10/15/35	1,575	1,825
Barrick Gold Corp.	5.250%	4/1/42	1,695	1,762
Barrick North America Finance LLC	5.700%	5/30/41	442	487
Barrick North America Finance LLC	5.750%	5/1/43	1,648	1,806
Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	3,044	3,397
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,980	1,911
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,583	4,921
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	890	811
CF Industries Inc.	5.150%	3/15/34	1,505	1,549
CF Industries Inc.	4.950%	6/1/43	2,025	1,961
CF Industries Inc.	5.375%	3/15/44	1,795	1,826
Dow Chemical Co.	4.250%	10/1/34	1,595	1,578
Dow Chemical Co.	9.400%	5/15/39	333	494
Dow Chemical Co.	5.250%	11/15/41	1,788	1,854
Dow Chemical Co.	4.375%	11/15/42	968	919
Dow Chemical Co.	4.625%	10/1/44	3,033	2,926
Dow Chemical Co.	5.550%	11/30/48	808	880
Dow Chemical Co.	4.800%	5/15/49	2,934	2,904
Dow Chemical Co.	3.600%	11/15/50	2,750	2,287
DuPont de Nemours Inc.	5.319%	11/15/38	2,915	3,059
DuPont de Nemours Inc.	5.419%	11/15/48	3,937	4,174
Eastman Chemical Co.	4.800%	9/1/42	972	932
Eastman Chemical Co.	4.650%	10/15/44	653	616
Ecolab Inc.	3.950%	12/1/47	200	188
Ecolab Inc.	2.125%	8/15/50	1,648	1,112
Ecolab Inc.	2.700%	12/15/51	1,925	1,445
Ecolab Inc.	2.750%	8/18/55	3,347	2,463
FMC Corp.	4.500%	10/1/49	1,847	1,700
Freeport-McMoRan Inc.	5.400%	11/14/34	1,879	1,924
Freeport-McMoRan Inc.	5.450%	3/15/43	4,130	4,065
International Flavors & Fragrances Inc.	4.375%	6/1/47	440	392
International Flavors & Fragrances Inc.	5.000%	9/26/48	1,255	1,241
International Paper Co.	5.000%	9/15/35	2,760	2,919
International Paper Co.	7.300%	11/15/39	1,014	1,245
International Paper Co.	6.000%	11/15/41	1,436	1,566
International Paper Co.	4.800%	6/15/44	1,218	1,196
International Paper Co.	4.400%	8/15/47	750	707
International Paper Co.	4.350%	8/15/48	1,355	1,277
Lafarge SA	7.125%	7/15/36	1,025	1,255
Linde Inc.	3.550%	11/7/42	473	430
Linde Inc.	2.000%	8/10/50	1,005	665
Lubrizol Corp.	6.500%	10/1/34	1,183	1,443
LYB International Finance BV	5.250%	7/15/43	580	588
LYB International Finance BV	4.875%	3/15/44	2,792	2,704
LYB International Finance III LLC	3.375%	10/1/40	2,836	2,329
LYB International Finance III LLC	4.200%	10/15/49	2,750	2,435
LYB International Finance III LLC	4.200%	5/1/50	2,440	2,158
LYB International Finance III LLC	3.625%	4/1/51	2,120	1,710
LYB International Finance III LLC	3.800%	10/1/60	2,169	1,678
LyondellBasell Industries NV	4.625%	2/26/55	561	515
Martin Marietta Materials Inc.	4.250%	12/15/47	2,019	1,789
Martin Marietta Materials Inc.	3.200%	7/15/51	831	625
Mosaic Co.	5.450%	11/15/33	1,145	1,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic Co.	4.875%	11/15/41	1,551	1,474
	Mosaic Co.	5.625%	11/15/43	1,160	1,241
	Newmont Corp.	2.600%	7/15/32	1,705	1,471
[1]	Newmont Corp.	5.875%	4/1/35	1,811	1,992
	Newmont Corp.	6.250%	10/1/39	1,767	2,032
	Newmont Corp.	4.875%	3/15/42	2,399	2,429
	Newmont Corp.	5.450%	6/9/44	1,679	1,785
	Nucor Corp.	5.200%	8/1/43	900	945
	Nucor Corp.	2.979%	12/15/55	3,276	2,357
	Nutrien Ltd.	4.125%	3/15/35	740	710
	Nutrien Ltd.	5.875%	12/1/36	1,383	1,558
	Nutrien Ltd.	5.625%	12/1/40	795	873
	Nutrien Ltd.	4.900%	6/1/43	2,686	2,740
	Nutrien Ltd.	5.250%	1/15/45	1,702	1,786
	Nutrien Ltd.	5.000%	4/1/49	1,086	1,133
	Nutrien Ltd.	3.950%	5/13/50	1,215	1,103
	Packaging Corp. of America	4.050%	12/15/49	1,518	1,338
	Packaging Corp. of America	3.050%	10/1/51	2,035	1,520
	Rio Tinto Alcan Inc.	6.125%	12/15/33	769	912
	Rio Tinto Alcan Inc.	5.750%	6/1/35	2,337	2,639
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,169	3,474
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,465	1,120
	Rio Tinto Finance USA plc	4.750%	3/22/42	865	899
	Rio Tinto Finance USA plc	4.125%	8/21/42	933	904
	RPM International Inc.	5.250%	6/1/45	30	30
	RPM International Inc.	4.250%	1/15/48	2,000	1,762
	Sherwin-Williams Co.	4.000%	12/15/42	612	531
	Sherwin-Williams Co.	4.550%	8/1/45	1,486	1,385
	Sherwin-Williams Co.	4.500%	6/1/47	1,200	1,153
	Sherwin-Williams Co.	3.800%	8/15/49	1,698	1,459
	Sherwin-Williams Co.	3.300%	5/15/50	991	780
	Sherwin-Williams Co.	2.900%	3/15/52	1,420	1,037
	Sonoco Products Co.	5.750%	11/1/40	1,070	1,151
	Southern Copper Corp.	7.500%	7/27/35	3,253	3,986
	Southern Copper Corp.	6.750%	4/16/40	1,554	1,849
	Southern Copper Corp.	5.250%	11/8/42	999	1,032
	Southern Copper Corp.	5.875%	4/23/45	4,392	4,849
	Steel Dynamics Inc.	3.250%	10/15/50	1,895	1,411
	Teck Resources Ltd.	6.125%	10/1/35	1,644	1,809
	Teck Resources Ltd.	6.000%	8/15/40	940	977
	Teck Resources Ltd.	6.250%	7/15/41	1,258	1,363
	Teck Resources Ltd.	5.200%	3/1/42	1,315	1,257
	Teck Resources Ltd.	5.400%	2/1/43	655	634
	Vale Overseas Ltd.	8.250%	1/17/34	1,794	2,187
	Vale Overseas Ltd.	6.875%	11/21/36	6,106	6,853
	Vale Overseas Ltd.	6.875%	11/10/39	813	920
	Vale SA	5.625%	9/11/42	580	575
	Vulcan Materials Co.	4.500%	6/15/47	1,689	1,580
	Vulcan Materials Co.	4.700%	3/1/48	350	339
	Westlake Corp.	2.875%	8/15/41	830	621
	Westlake Corp.	5.000%	8/15/46	1,738	1,725
	Westlake Corp.	4.375%	11/15/47	438	395
	Westlake Corp.	3.125%	8/15/51	1,575	1,168
	Westlake Corp.	3.375%	8/15/61	958	689
	WRKCo Inc.	4.200%	6/1/32	381	373
	WRKCo Inc.	3.000%	6/15/33	2,139	1,884
					182,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Real Estate (1.5%)
	Agree LP	2.600%	6/15/33	750	619
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	895	711
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	2,340	2,049
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	3,037	2,985
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,069	921
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	749	539
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	1,245	994
	American Homes 4 Rent LP	3.375%	7/15/51	391	287
	American Tower Corp.	3.700%	10/15/49	2,236	1,777
	American Tower Corp.	3.100%	6/15/50	2,035	1,479
	American Tower Corp.	2.950%	1/15/51	1,505	1,061
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	2,320	2,111
[1]	AvalonBay Communities Inc.	4.350%	4/15/48	315	308
	Boston Properties LP	2.450%	10/1/33	2,465	1,987
	Camden Property Trust	3.350%	11/1/49	1,895	1,535
	Corporate Office Properties LP	2.900%	12/1/33	1,165	949
	Crown Castle International Corp.	2.900%	4/1/41	2,275	1,730
	Crown Castle International Corp.	4.750%	5/15/47	1,005	942
	Crown Castle International Corp.	5.200%	2/15/49	1,254	1,262
	Crown Castle International Corp.	4.000%	11/15/49	1,147	969
	Crown Castle International Corp.	4.150%	7/1/50	547	480
	Crown Castle International Corp.	3.250%	1/15/51	1,969	1,485
	Duke Realty LP	3.050%	3/1/50	765	578
	Equinix Inc.	3.000%	7/15/50	1,562	1,126
	Equinix Inc.	2.950%	9/15/51	1,382	991
	Equinix Inc.	3.400%	2/15/52	575	447
	ERP Operating LP	4.500%	7/1/44	690	672
	ERP Operating LP	4.500%	6/1/45	1,127	1,084
	ERP Operating LP	4.000%	8/1/47	488	443
	Essex Portfolio LP	1.650%	1/15/31	303	243
	Essex Portfolio LP	4.500%	3/15/48	680	639
	Essex Portfolio LP	2.650%	9/1/50	1,465	972
	Federal Realty Investment Trust	4.500%	12/1/44	630	582
	Healthpeak Properties Inc.	6.750%	2/1/41	571	683
	Highwoods Realty LP	2.600%	2/1/31	222	188
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	895	725
	Kilroy Realty LP	2.500%	11/15/32	952	770
	Kilroy Realty LP	2.650%	11/15/33	1,140	909
	Kimco Realty Corp.	4.250%	4/1/45	578	504
	Kimco Realty Corp.	4.125%	12/1/46	643	552
	Kimco Realty Corp.	4.450%	9/1/47	685	630
	Kimco Realty Corp.	3.700%	10/1/49	1,227	992
	Mid-America Apartments LP	2.875%	9/15/51	560	405
	National Retail Properties Inc.	4.800%	10/15/48	2,311	2,226
	National Retail Properties Inc.	3.100%	4/15/50	590	424
	National Retail Properties Inc.	3.000%	4/15/52	967	684
	Omega Healthcare Investors Inc.	3.250%	4/15/33	702	559
	Prologis LP	4.375%	9/15/48	1,325	1,303
	Prologis LP	3.000%	4/15/50	1,345	1,063
	Prologis LP	2.125%	10/15/50	1,019	668
	Realty Income Corp.	2.850%	12/15/32	1,224	1,098
	Realty Income Corp.	1.800%	3/15/33	363	288
	Realty Income Corp.	4.650%	3/15/47	995	1,005
	Regency Centers LP	4.400%	2/1/47	680	635
	Regency Centers LP	4.650%	3/15/49	985	935
	Simon Property Group LP	6.750%	2/1/40	525	624
	Simon Property Group LP	4.750%	3/15/42	1,905	1,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	4.250%	10/1/44	2,128	1,915
	Simon Property Group LP	4.250%	11/30/46	627	571
	Simon Property Group LP	3.250%	9/13/49	657	514
	Simon Property Group LP	3.800%	7/15/50	2,726	2,348
[1]	UDR Inc.	2.100%	8/1/32	340	274
[1]	UDR Inc.	1.900%	3/15/33	770	600
[1]	UDR Inc.	2.100%	6/15/33	895	709
	UDR Inc.	3.100%	11/1/34	1,135	960
	Ventas Realty LP	5.700%	9/30/43	874	925
	Ventas Realty LP	4.375%	2/1/45	388	351
	Ventas Realty LP	4.875%	4/15/49	817	777
	VICI Properties LP	5.625%	5/15/52	1,735	1,701
	Welltower Inc.	3.850%	6/15/32	950	902
	Welltower Inc.	6.500%	3/15/41	1,200	1,411
	Welltower Inc.	4.950%	9/1/48	840	842
	Weyerhaeuser Co.	4.000%	3/9/52	1,995	1,733
	WP Carey Inc.	2.250%	4/1/33	1,090	868
					72,069
Technology (8.6%)
	Analog Devices Inc.	2.800%	10/1/41	2,890	2,362
	Analog Devices Inc.	2.950%	10/1/51	1,499	1,206
	Apple Inc.	4.500%	2/23/36	1,836	1,978
	Apple Inc.	2.375%	2/8/41	3,175	2,528
	Apple Inc.	3.850%	5/4/43	7,902	7,634
	Apple Inc.	4.450%	5/6/44	2,258	2,362
	Apple Inc.	3.450%	2/9/45	4,694	4,256
	Apple Inc.	4.375%	5/13/45	4,830	4,981
	Apple Inc.	4.650%	2/23/46	9,654	10,383
	Apple Inc.	3.850%	8/4/46	4,860	4,675
	Apple Inc.	4.250%	2/9/47	1,589	1,623
	Apple Inc.	3.750%	9/12/47	2,293	2,168
	Apple Inc.	3.750%	11/13/47	3,367	3,190
	Apple Inc.	2.950%	9/11/49	1,000	825
	Apple Inc.	2.650%	5/11/50	6,137	4,799
	Apple Inc.	2.400%	8/20/50	4,478	3,311
	Apple Inc.	2.650%	2/8/51	7,020	5,443
	Apple Inc.	2.700%	8/5/51	3,517	2,737
	Apple Inc.	2.550%	8/20/60	3,299	2,405
	Apple Inc.	2.800%	2/8/61	2,952	2,223
	Apple Inc.	2.850%	8/5/61	1,630	1,246
	Applied Materials Inc.	5.100%	10/1/35	873	963
	Applied Materials Inc.	5.850%	6/15/41	1,336	1,587
	Applied Materials Inc.	4.350%	4/1/47	2,344	2,393
	Applied Materials Inc.	2.750%	6/1/50	1,031	802
	Broadcom Inc.	4.300%	11/15/32	4,316	4,088
[2]	Broadcom Inc.	2.600%	2/15/33	4,407	3,556
[2]	Broadcom Inc.	3.419%	4/15/33	5,772	4,999
[2]	Broadcom Inc.	3.469%	4/15/34	7,225	6,180
[2]	Broadcom Inc.	3.137%	11/15/35	6,915	5,622
[2]	Broadcom Inc.	3.187%	11/15/36	5,365	4,306
[2]	Broadcom Inc.	4.926%	5/15/37	4,000	3,791
[2]	Broadcom Inc.	3.500%	2/15/41	6,457	5,145
[2]	Broadcom Inc.	3.750%	2/15/51	3,710	2,901
	Cisco Systems Inc.	5.900%	2/15/39	3,927	4,636
	Cisco Systems Inc.	5.500%	1/15/40	3,808	4,335
	Corning Inc.	4.700%	3/15/37	1,085	1,073
	Corning Inc.	5.750%	8/15/40	794	882
	Corning Inc.	4.750%	3/15/42	487	482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corning Inc.	5.350%	11/15/48	549	584
	Corning Inc.	3.900%	11/15/49	840	723
	Corning Inc.	4.375%	11/15/57	2,800	2,542
	Corning Inc.	5.850%	11/15/68	1,537	1,604
	Corning Inc.	5.450%	11/15/79	1,409	1,403
	Dell Inc.	6.500%	4/15/38	1,570	1,627
	Dell International LLC	8.100%	7/15/36	2,191	2,656
[2]	Dell International LLC	3.375%	12/15/41	1,815	1,378
	Dell International LLC	8.350%	7/15/46	2,031	2,693
[2]	Dell International LLC	3.450%	12/15/51	2,905	2,103
	Fidelity National Information Services Inc.	3.100%	3/1/41	2,000	1,553
	Fidelity National Information Services Inc.	4.500%	8/15/46	1,038	969
	Fiserv Inc.	4.400%	7/1/49	4,423	4,009
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	2,102	2,325
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	2,171	2,342
	HP Inc.	4.200%	4/15/32	50	47
	HP Inc.	6.000%	9/15/41	3,284	3,482
	Intel Corp.	4.000%	12/15/32	1,158	1,171
	Intel Corp.	4.600%	3/25/40	1,080	1,108
	Intel Corp.	2.800%	8/12/41	1,070	856
	Intel Corp.	4.800%	10/1/41	2,093	2,192
	Intel Corp.	4.250%	12/15/42	982	957
	Intel Corp.	4.900%	7/29/45	1,549	1,635
	Intel Corp.	4.100%	5/19/46	2,758	2,639
	Intel Corp.	4.100%	5/11/47	1,080	1,018
	Intel Corp.	3.734%	12/8/47	4,248	3,808
	Intel Corp.	3.250%	11/15/49	6,077	5,022
	Intel Corp.	4.750%	3/25/50	4,588	4,795
	Intel Corp.	3.050%	8/12/51	3,648	2,883
	Intel Corp.	3.100%	2/15/60	1,735	1,321
	Intel Corp.	4.950%	3/25/60	1,075	1,155
	Intel Corp.	3.200%	8/12/61	2,245	1,741
	International Business Machines Corp.	5.875%	11/29/32	845	958
	International Business Machines Corp.	4.150%	5/15/39	5,124	4,830
	International Business Machines Corp.	5.600%	11/30/39	775	853
	International Business Machines Corp.	2.850%	5/15/40	1,695	1,343
	International Business Machines Corp.	4.000%	6/20/42	2,306	2,112
	International Business Machines Corp.	4.700%	2/19/46	2,440	2,425
	International Business Machines Corp.	4.250%	5/15/49	6,175	5,788
	International Business Machines Corp.	2.950%	5/15/50	1,155	878
	International Business Machines Corp.	3.430%	2/9/52	450	364
	International Business Machines Corp.	7.125%	12/1/96	610	810
	Juniper Networks Inc.	5.950%	3/15/41	828	844
	KLA Corp.	5.000%	3/15/49	1,610	1,717
	KLA Corp.	3.300%	3/1/50	2,284	1,893
[2]	Kyndryl Holdings Inc.	4.100%	10/15/41	1,355	946
	Lam Research Corp.	4.875%	3/15/49	1,637	1,739
	Lam Research Corp.	2.875%	6/15/50	1,390	1,077
	Lam Research Corp.	3.125%	6/15/60	1,582	1,209
	Micron Technology Inc.	3.366%	11/1/41	445	349
	Micron Technology Inc.	3.477%	11/1/51	1,705	1,284
	Microsoft Corp.	3.500%	2/12/35	2,307	2,265
	Microsoft Corp.	4.200%	11/3/35	2,022	2,125
	Microsoft Corp.	3.450%	8/8/36	3,631	3,553
	Microsoft Corp.	4.100%	2/6/37	3,331	3,492
	Microsoft Corp.	4.500%	10/1/40	1,109	1,195
	Microsoft Corp.	5.300%	2/8/41	710	841
	Microsoft Corp.	3.500%	11/15/42	1,175	1,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	3.750%	2/12/45	1,850	1,774
	Microsoft Corp.	3.700%	8/8/46	6,371	6,202
	Microsoft Corp.	4.250%	2/6/47	2,260	2,362
[4]	Microsoft Corp.	2.525%	6/1/50	15,919	12,358
	Microsoft Corp.	2.921%	3/17/52	15,439	12,860
	Microsoft Corp.	3.950%	8/8/56	900	884
	Microsoft Corp.	2.675%	6/1/60	8,721	6,670
	Microsoft Corp.	3.041%	3/17/62	4,590	3,768
	Moody's Corp.	2.750%	8/19/41	680	525
	Moody's Corp.	5.250%	7/15/44	1,093	1,147
	Moody's Corp.	4.875%	12/17/48	1,016	1,019
	Moody's Corp.	3.250%	5/20/50	565	440
	Moody's Corp.	3.750%	2/25/52	505	428
	Moody's Corp.	2.550%	8/18/60	1,345	871
	Moody's Corp.	3.100%	11/29/61	2,500	1,819
	Motorola Solutions Inc.	5.500%	9/1/44	1,049	1,019
	NVIDIA Corp.	3.500%	4/1/40	2,951	2,694
	NVIDIA Corp.	3.500%	4/1/50	2,907	2,601
	NVIDIA Corp.	3.700%	4/1/60	2,340	2,067
	NXP BV	5.000%	1/15/33	2,150	2,149
	NXP BV	3.250%	5/11/41	1,160	917
	NXP BV	3.125%	2/15/42	880	668
	NXP BV	3.250%	11/30/51	1,245	894
	Oracle Corp.	4.300%	7/8/34	4,791	4,402
	Oracle Corp.	3.900%	5/15/35	2,284	1,970
	Oracle Corp.	3.850%	7/15/36	2,296	1,946
	Oracle Corp.	3.800%	11/15/37	4,205	3,490
	Oracle Corp.	6.500%	4/15/38	941	1,015
	Oracle Corp.	6.125%	7/8/39	2,115	2,204
	Oracle Corp.	3.600%	4/1/40	7,005	5,452
	Oracle Corp.	5.375%	7/15/40	3,715	3,571
	Oracle Corp.	3.650%	3/25/41	5,675	4,448
	Oracle Corp.	4.500%	7/8/44	3,683	3,133
	Oracle Corp.	4.125%	5/15/45	2,837	2,268
	Oracle Corp.	4.000%	7/15/46	4,198	3,283
	Oracle Corp.	4.000%	11/15/47	4,970	3,898
	Oracle Corp.	3.600%	4/1/50	10,498	7,603
	Oracle Corp.	3.950%	3/25/51	8,000	6,149
	Oracle Corp.	4.375%	5/15/55	3,457	2,783
	Oracle Corp.	3.850%	4/1/60	5,896	4,231
	Oracle Corp.	4.100%	3/25/61	4,120	3,093
	QUALCOMM Inc.	4.650%	5/20/35	3,941	4,174
	QUALCOMM Inc.	4.800%	5/20/45	1,988	2,091
	QUALCOMM Inc.	4.300%	5/20/47	2,250	2,239
	QUALCOMM Inc.	3.250%	5/20/50	2,344	1,990
	QUALCOMM Inc.	4.500%	5/20/52	2,000	2,022
	Quanta Services Inc.	3.050%	10/1/41	1,200	885
	S&P Global Inc.	3.250%	12/1/49	1,764	1,460
[2]	S&P Global Inc.	3.700%	3/1/52	1,249	1,120
	S&P Global Inc.	2.300%	8/15/60	1,331	855
[2]	S&P Global Inc.	3.900%	3/1/62	610	549
	Salesforce Inc.	2.700%	7/15/41	3,320	2,661
	Salesforce Inc.	2.900%	7/15/51	4,715	3,710
	Salesforce Inc.	3.050%	7/15/61	3,325	2,567
	Texas Instruments Inc.	3.875%	3/15/39	2,899	2,842
	Texas Instruments Inc.	4.150%	5/15/48	2,987	3,001
	Texas Instruments Inc.	2.700%	9/15/51	857	676
	TSMC Arizona Corp.	3.125%	10/25/41	2,380	1,993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSMC Arizona Corp.	3.250%	10/25/51	2,070	1,706
	TSMC Arizona Corp.	4.500%	4/22/52	2,055	2,068
	Verisk Analytics Inc.	5.500%	6/15/45	1,581	1,646
	Verisk Analytics Inc.	3.625%	5/15/50	1,211	978
	Workday Inc.	3.800%	4/1/32	100	94
					412,803
Utilities (12.0%)
	AEP Texas Inc.	3.800%	10/1/47	569	480
[1]	AEP Texas Inc.	3.450%	1/15/50	940	745
	AEP Texas Inc.	3.450%	5/15/51	740	586
	AEP Texas Inc.	5.250%	5/15/52	1,000	1,069
	AEP Transmission Co. LLC	4.000%	12/1/46	1,020	928
	AEP Transmission Co. LLC	3.750%	12/1/47	917	811
	AEP Transmission Co. LLC	4.250%	9/15/48	1,360	1,299
	AEP Transmission Co. LLC	3.800%	6/15/49	1,831	1,609
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	675	586
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	1,125	836
	Alabama Power Co.	6.125%	5/15/38	687	785
	Alabama Power Co.	6.000%	3/1/39	644	732
	Alabama Power Co.	3.850%	12/1/42	698	610
	Alabama Power Co.	4.150%	8/15/44	2,244	2,050
	Alabama Power Co.	3.750%	3/1/45	2,438	2,110
	Alabama Power Co.	4.300%	1/2/46	1,486	1,398
[1]	Alabama Power Co.	3.700%	12/1/47	559	487
[1]	Alabama Power Co.	4.300%	7/15/48	374	352
	Alabama Power Co.	3.450%	10/1/49	1,455	1,211
	Alabama Power Co.	3.125%	7/15/51	1,605	1,255
	Alabama Power Co.	3.000%	3/15/52	2,120	1,634
	Ameren Illinois Co.	4.150%	3/15/46	1,517	1,436
	Ameren Illinois Co.	3.700%	12/1/47	432	382
	Ameren Illinois Co.	4.500%	3/15/49	705	704
	Ameren Illinois Co.	3.250%	3/15/50	1,233	1,008
	Ameren Illinois Co.	2.900%	6/15/51	950	724
	American Electric Power Co. Inc.	3.250%	3/1/50	552	418
	American Water Capital Corp.	4.450%	6/1/32	1,000	1,026
	American Water Capital Corp.	6.593%	10/15/37	876	1,058
	American Water Capital Corp.	4.300%	12/1/42	855	816
	American Water Capital Corp.	4.300%	9/1/45	969	901
	American Water Capital Corp.	4.000%	12/1/46	912	814
	American Water Capital Corp.	3.750%	9/1/47	812	707
	American Water Capital Corp.	4.200%	9/1/48	2,150	2,006
	American Water Capital Corp.	4.150%	6/1/49	1,295	1,192
	American Water Capital Corp.	3.450%	5/1/50	1,460	1,214
	American Water Capital Corp.	3.250%	6/1/51	990	795
	Appalachian Power Co.	7.000%	4/1/38	599	724
	Appalachian Power Co.	4.400%	5/15/44	928	842
	Appalachian Power Co.	4.450%	6/1/45	772	709
[1]	Appalachian Power Co.	4.500%	3/1/49	1,806	1,692
[1]	Appalachian Power Co.	3.700%	5/1/50	2,029	1,681
	Arizona Public Service Co.	5.050%	9/1/41	957	943
	Arizona Public Service Co.	4.500%	4/1/42	1,496	1,391
	Arizona Public Service Co.	4.350%	11/15/45	485	435
	Arizona Public Service Co.	3.750%	5/15/46	700	590
	Arizona Public Service Co.	4.200%	8/15/48	1,257	1,121
	Arizona Public Service Co.	4.250%	3/1/49	811	724
	Arizona Public Service Co.	3.500%	12/1/49	668	528
	Arizona Public Service Co.	3.350%	5/15/50	438	336
	Arizona Public Service Co.	2.650%	9/15/50	460	310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	5.500%	6/15/41	510	555
	Atmos Energy Corp.	4.150%	1/15/43	543	496
	Atmos Energy Corp.	4.125%	10/15/44	567	525
	Atmos Energy Corp.	4.300%	10/1/48	420	404
	Atmos Energy Corp.	4.125%	3/15/49	1,752	1,659
	Atmos Energy Corp.	3.375%	9/15/49	2,831	2,361
	Atmos Energy Corp.	2.850%	2/15/52	2,080	1,561
	Avista Corp.	4.350%	6/1/48	733	698
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,050	1,244
	Baltimore Gas & Electric Co.	3.500%	8/15/46	835	710
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	2,355	2,087
	Baltimore Gas & Electric Co.	4.250%	9/15/48	862	821
	Baltimore Gas & Electric Co.	3.200%	9/15/49	525	419
	Baltimore Gas & Electric Co.	2.900%	6/15/50	1,670	1,279
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,670	4,239
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	370	421
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	577	599
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,308	1,259
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	438	385
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	650	630
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	2,835	2,675
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,580	2,679
[2]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,200	2,201
	Black Hills Corp.	4.350%	5/1/33	398	383
	Black Hills Corp.	4.200%	9/15/46	871	764
	Black Hills Corp.	3.875%	10/15/49	1,162	974
[1]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	1,265	1,533
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	872	765
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	584	584
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,409	1,318
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	526	516
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	1,717	1,350
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,860	1,584
	CenterPoint Energy Inc.	3.700%	9/1/49	2,270	1,881
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	616	683
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	824	749
	Cleco Corporate Holdings LLC	4.973%	5/1/46	790	765
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	1,080
	CMS Energy Corp.	4.875%	3/1/44	1,167	1,154
	Commonwealth Edison Co.	5.900%	3/15/36	650	753
	Commonwealth Edison Co.	6.450%	1/15/38	1,215	1,456
	Commonwealth Edison Co.	4.600%	8/15/43	866	865
	Commonwealth Edison Co.	4.700%	1/15/44	1,371	1,390
	Commonwealth Edison Co.	3.700%	3/1/45	1,417	1,233
	Commonwealth Edison Co.	4.350%	11/15/45	1,138	1,086
	Commonwealth Edison Co.	3.650%	6/15/46	928	821
[1]	Commonwealth Edison Co.	3.750%	8/15/47	2,270	2,033
	Commonwealth Edison Co.	4.000%	3/1/48	502	477
	Commonwealth Edison Co.	4.000%	3/1/49	2,005	1,854
[1]	Commonwealth Edison Co.	3.200%	11/15/49	750	605
	Commonwealth Edison Co.	3.000%	3/1/50	380	301
[1]	Commonwealth Edison Co.	3.125%	3/15/51	1,205	975
[1]	Commonwealth Edison Co.	2.750%	9/1/51	570	429
	Connecticut Light & Power Co.	4.300%	4/15/44	1,344	1,286
[1]	Connecticut Light & Power Co.	4.150%	6/1/45	437	413
	Connecticut Light & Power Co.	4.000%	4/1/48	580	547
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	733	772
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,183	1,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	815	933
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	405	473
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	994	1,198
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	74	81
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,089	2,276
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,866	1,714
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	867	775
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,933	2,797
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	3,304	3,133
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,113	974
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	2,092	1,820
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	895	880
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,175	1,073
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	2,025	1,611
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	390	376
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	770	695
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,495	1,286
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,297	1,215
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,065	877
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	795	571
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	2,250	1,850
	Constellation Energy Generation LLC	6.250%	10/1/39	690	728
	Constellation Energy Generation LLC	5.750%	10/1/41	1,882	1,866
	Constellation Energy Generation LLC	5.600%	6/15/42	691	682
	Consumers Energy Co.	3.250%	8/15/46	1,256	1,046
	Consumers Energy Co.	3.950%	7/15/47	1,270	1,187
	Consumers Energy Co.	4.050%	5/15/48	316	299
	Consumers Energy Co.	4.350%	4/15/49	483	475
	Consumers Energy Co.	3.750%	2/15/50	1,430	1,280
	Consumers Energy Co.	3.100%	8/15/50	1,399	1,123
	Consumers Energy Co.	3.500%	8/1/51	1,945	1,671
	Consumers Energy Co.	2.650%	8/15/52	1,460	1,061
	Consumers Energy Co.	2.500%	5/1/60	550	370
	Dayton Power & Light Co.	3.950%	6/15/49	447	397
	Delmarva Power & Light Co.	4.150%	5/15/45	1,711	1,560
[1]	Dominion Energy Inc.	6.300%	3/15/33	845	954
[1]	Dominion Energy Inc.	5.250%	8/1/33	619	658
[1]	Dominion Energy Inc.	5.950%	6/15/35	809	889
	Dominion Energy Inc.	7.000%	6/15/38	800	958
[1]	Dominion Energy Inc.	3.300%	4/15/41	1,900	1,585
[1]	Dominion Energy Inc.	4.900%	8/1/41	837	835
[1]	Dominion Energy Inc.	4.050%	9/15/42	1,024	915
	Dominion Energy Inc.	4.700%	12/1/44	1,821	1,752
[1]	Dominion Energy Inc.	4.600%	3/15/49	743	718
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	2,280	2,495
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	865	992
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,780	1,914
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,136	1,111
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	670	693
[1]	DTE Electric Co.	4.000%	4/1/43	500	467
	DTE Electric Co.	4.300%	7/1/44	2,182	2,098
	DTE Electric Co.	3.700%	3/15/45	644	568
	DTE Electric Co.	3.700%	6/1/46	782	695
	DTE Electric Co.	3.750%	8/15/47	2,120	1,881
[1]	DTE Electric Co.	4.050%	5/15/48	330	311
	DTE Electric Co.	3.950%	3/1/49	705	653
	DTE Electric Co.	2.950%	3/1/50	684	544
[1]	DTE Electric Co.	3.250%	4/1/51	1,075	896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	6.450%	10/15/32	1,363	1,566
	Duke Energy Carolinas LLC	6.100%	6/1/37	811	900
	Duke Energy Carolinas LLC	6.000%	1/15/38	356	410
	Duke Energy Carolinas LLC	6.050%	4/15/38	530	609
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,188	1,285
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,131	1,086
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,675	1,554
	Duke Energy Carolinas LLC	3.750%	6/1/45	300	265
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,495	1,368
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,220	1,079
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,356	1,244
	Duke Energy Carolinas LLC	3.200%	8/15/49	896	737
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,655	1,415
	Duke Energy Carolinas LLC	3.550%	3/15/52	1,500	1,312
	Duke Energy Corp.	3.300%	6/15/41	665	538
	Duke Energy Corp.	4.800%	12/15/45	250	241
	Duke Energy Corp.	3.750%	9/1/46	2,104	1,749
	Duke Energy Corp.	3.950%	8/15/47	1,127	953
	Duke Energy Corp.	4.200%	6/15/49	1,450	1,266
	Duke Energy Corp.	3.500%	6/15/51	1,905	1,508
	Duke Energy Florida LLC	6.350%	9/15/37	2,796	3,275
	Duke Energy Florida LLC	6.400%	6/15/38	341	413
	Duke Energy Florida LLC	5.650%	4/1/40	1,480	1,641
	Duke Energy Florida LLC	3.850%	11/15/42	925	831
	Duke Energy Florida LLC	3.400%	10/1/46	1,606	1,348
	Duke Energy Florida LLC	4.200%	7/15/48	1,546	1,459
	Duke Energy Florida LLC	3.000%	12/15/51	890	697
	Duke Energy Indiana LLC	6.120%	10/15/35	1,288	1,429
	Duke Energy Indiana LLC	6.350%	8/15/38	1,686	1,963
	Duke Energy Indiana LLC	6.450%	4/1/39	990	1,161
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	1,432	1,447
	Duke Energy Indiana LLC	3.750%	5/15/46	1,835	1,604
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	1,180	950
	Duke Energy Indiana LLC	2.750%	4/1/50	1,210	902
	Duke Energy Ohio Inc.	3.700%	6/15/46	100	87
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,498	1,428
	Duke Energy Progress LLC	6.300%	4/1/38	933	1,100
	Duke Energy Progress LLC	4.100%	5/15/42	1,384	1,301
	Duke Energy Progress LLC	4.100%	3/15/43	400	374
	Duke Energy Progress LLC	4.375%	3/30/44	1,021	989
	Duke Energy Progress LLC	4.150%	12/1/44	1,660	1,554
	Duke Energy Progress LLC	4.200%	8/15/45	529	500
	Duke Energy Progress LLC	3.700%	10/15/46	1,955	1,718
	Duke Energy Progress LLC	3.600%	9/15/47	1,330	1,152
	Duke Energy Progress LLC	2.500%	8/15/50	150	108
	Duke Energy Progress LLC	2.900%	8/15/51	1,935	1,495
	Duke Energy Progress LLC	4.000%	4/1/52	927	880
[1]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	825	767
	El Paso Electric Co.	6.000%	5/15/35	869	952
	El Paso Electric Co.	5.000%	12/1/44	588	571
	Emera US Finance LP	4.750%	6/15/46	2,507	2,352
	Entergy Arkansas LLC	4.200%	4/1/49	1,353	1,304
	Entergy Arkansas LLC	2.650%	6/15/51	1,395	1,022
	Entergy Arkansas LLC	3.350%	6/15/52	1,795	1,483
	Entergy Corp.	3.750%	6/15/50	734	605
	Entergy Louisiana LLC	2.350%	6/15/32	1,540	1,326
	Entergy Louisiana LLC	4.000%	3/15/33	1,823	1,804
	Entergy Louisiana LLC	3.100%	6/15/41	1,135	943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	4.200%	9/1/48	2,574	2,496
	Entergy Louisiana LLC	4.200%	4/1/50	1,731	1,644
	Entergy Louisiana LLC	2.900%	3/15/51	1,181	901
	Entergy Mississippi LLC	3.850%	6/1/49	1,742	1,563
	Entergy Mississippi LLC	3.500%	6/1/51	145	122
	Entergy Texas Inc.	3.550%	9/30/49	1,395	1,166
	Essential Utilities Inc.	4.276%	5/1/49	1,395	1,266
	Essential Utilities Inc.	3.351%	4/15/50	504	394
	Essential Utilities Inc.	5.300%	5/1/52	1,105	1,149
	Evergy Kansas Central Inc.	4.125%	3/1/42	393	368
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,809	1,646
	Evergy Kansas Central Inc.	4.250%	12/1/45	1,359	1,252
	Evergy Kansas Central Inc.	3.450%	4/15/50	733	609
	Evergy Metro Inc.	5.300%	10/1/41	610	650
	Evergy Metro Inc.	4.200%	6/15/47	1,565	1,428
	Evergy Metro Inc.	4.200%	3/15/48	1,041	961
[1]	Evergy Metro Inc.	4.125%	4/1/49	1,311	1,204
	Eversource Energy	3.450%	1/15/50	380	303
[1]	Exelon Corp.	4.950%	6/15/35	1,675	1,671
	Exelon Corp.	5.625%	6/15/35	620	665
	Exelon Corp.	5.100%	6/15/45	1,504	1,548
	Exelon Corp.	4.450%	4/15/46	1,625	1,543
	Exelon Corp.	4.700%	4/15/50	2,102	2,069
[2]	Exelon Corp.	4.100%	3/15/52	1,780	1,596
	Florida Power & Light Co.	5.625%	4/1/34	419	482
	Florida Power & Light Co.	4.950%	6/1/35	1,617	1,725
	Florida Power & Light Co.	5.650%	2/1/37	958	1,069
	Florida Power & Light Co.	5.950%	2/1/38	877	1,015
	Florida Power & Light Co.	5.960%	4/1/39	740	856
	Florida Power & Light Co.	5.690%	3/1/40	780	893
	Florida Power & Light Co.	5.250%	2/1/41	1,864	2,020
	Florida Power & Light Co.	4.125%	2/1/42	1,194	1,158
	Florida Power & Light Co.	4.050%	6/1/42	1,104	1,063
	Florida Power & Light Co.	3.800%	12/15/42	1,594	1,481
	Florida Power & Light Co.	4.050%	10/1/44	742	709
	Florida Power & Light Co.	3.700%	12/1/47	822	750
	Florida Power & Light Co.	3.950%	3/1/48	1,484	1,412
	Florida Power & Light Co.	4.125%	6/1/48	2,186	2,104
	Florida Power & Light Co.	3.990%	3/1/49	250	235
	Florida Power & Light Co.	3.150%	10/1/49	1,382	1,150
	Florida Power & Light Co.	2.875%	12/4/51	2,792	2,214
[1]	Georgia Power Co.	4.750%	9/1/40	1,526	1,450
	Georgia Power Co.	4.300%	3/15/42	1,943	1,777
	Georgia Power Co.	4.300%	3/15/43	553	499
[1]	Georgia Power Co.	3.700%	1/30/50	2,185	1,812
[1]	Georgia Power Co.	3.250%	3/15/51	1,775	1,384
	Iberdrola International BV	6.750%	7/15/36	775	942
[1]	Idaho Power Co.	4.200%	3/1/48	960	900
	Indiana Michigan Power Co.	6.050%	3/15/37	888	999
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	1,343	1,275
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	954	814
	Indiana Michigan Power Co.	4.250%	8/15/48	1,141	1,053
	Indiana Michigan Power Co.	3.250%	5/1/51	675	531
	Interstate Power & Light Co.	6.250%	7/15/39	254	296
	Interstate Power & Light Co.	3.700%	9/15/46	419	359
	Interstate Power & Light Co.	3.500%	9/30/49	625	511
	Interstate Power & Light Co.	3.100%	11/30/51	445	334
	ITC Holdings Corp.	5.300%	7/1/43	1,819	1,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	836	860
	Kentucky Utilities Co.	5.125%	11/1/40	506	525
	Kentucky Utilities Co.	4.375%	10/1/45	465	434
	Kentucky Utilities Co.	3.300%	6/1/50	500	404
	Louisville Gas & Electric Co.	4.250%	4/1/49	2,529	2,374
[1]	MidAmerican Energy Co.	5.750%	11/1/35	958	1,081
[1]	MidAmerican Energy Co.	5.800%	10/15/36	1,430	1,623
	MidAmerican Energy Co.	4.800%	9/15/43	1,534	1,575
	MidAmerican Energy Co.	4.400%	10/15/44	1,389	1,345
	MidAmerican Energy Co.	4.250%	5/1/46	1,162	1,107
	MidAmerican Energy Co.	3.650%	8/1/48	1,171	1,039
	MidAmerican Energy Co.	4.250%	7/15/49	1,901	1,845
	MidAmerican Energy Co.	3.150%	4/15/50	1,295	1,057
	MidAmerican Energy Co.	2.700%	8/1/52	1,175	886
[1]	Mississippi Power Co.	4.250%	3/15/42	976	888
[1]	Mississippi Power Co.	3.100%	7/30/51	265	197
	National Grid USA	5.803%	4/1/35	702	760
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,216	1,189
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,649	1,601
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,028	990
[1]	Nevada Power Co.	6.650%	4/1/36	2,000	2,378
[1]	Nevada Power Co.	6.750%	7/1/37	1,860	2,231
[1]	Nevada Power Co.	3.125%	8/1/50	2,434	1,882
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,620	1,222
	NiSource Inc.	5.950%	6/15/41	1,458	1,540
	NiSource Inc.	5.250%	2/15/43	671	660
	NiSource Inc.	4.800%	2/15/44	939	880
	NiSource Inc.	5.650%	2/1/45	1,580	1,634
	NiSource Inc.	4.375%	5/15/47	1,815	1,644
	NiSource Inc.	3.950%	3/30/48	2,222	1,866
	Northern States Power Co.	6.250%	6/1/36	290	346
	Northern States Power Co.	6.200%	7/1/37	625	743
	Northern States Power Co.	5.350%	11/1/39	607	674
	Northern States Power Co.	3.400%	8/15/42	575	499
	Northern States Power Co.	4.125%	5/15/44	773	734
	Northern States Power Co.	4.000%	8/15/45	970	884
	Northern States Power Co.	3.600%	5/15/46	1,539	1,373
	Northern States Power Co.	3.600%	9/15/47	357	314
	Northern States Power Co.	2.900%	3/1/50	1,131	900
	Northern States Power Co.	2.600%	6/1/51	820	611
	Northern States Power Co.	3.200%	4/1/52	755	625
	Northern States Power Co.	4.500%	6/1/52	1,080	1,126
	NorthWestern Corp.	4.176%	11/15/44	1,069	969
	NSTAR Electric Co.	5.500%	3/15/40	1,808	1,992
	NSTAR Electric Co.	4.400%	3/1/44	522	499
	Oglethorpe Power Corp.	5.950%	11/1/39	1,715	1,865
	Oglethorpe Power Corp.	5.375%	11/1/40	1,755	1,776
[2]	Oglethorpe Power Corp.	4.500%	4/1/47	1,200	1,094
	Oglethorpe Power Corp.	5.050%	10/1/48	255	253
	Oglethorpe Power Corp.	5.250%	9/1/50	798	802
	Ohio Power Co.	4.150%	4/1/48	1,080	978
	Ohio Power Co.	4.000%	6/1/49	963	850
[1]	Ohio Power Co.	2.900%	10/1/51	305	226
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	855	791
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	656	571
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	845	1,066
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	540	708
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	430	472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	992	994
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	485	532
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,707	1,529
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,573	1,425
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,670	1,579
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	2,082	1,893
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	350	284
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	490	370
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	476	540
	ONE Gas Inc.	4.658%	2/1/44	565	538
	ONE Gas Inc.	4.500%	11/1/48	395	365
	Pacific Gas & Electric Co.	3.250%	6/1/31	62	52
	Pacific Gas & Electric Co.	4.500%	7/1/40	4,215	3,455
	Pacific Gas & Electric Co.	3.300%	8/1/40	2,088	1,539
	Pacific Gas & Electric Co.	4.200%	6/1/41	3,188	2,477
	Pacific Gas & Electric Co.	4.750%	2/15/44	672	543
	Pacific Gas & Electric Co.	4.300%	3/15/45	816	622
	Pacific Gas & Electric Co.	4.000%	12/1/46	130	95
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,299	1,684
	Pacific Gas & Electric Co.	4.950%	7/1/50	8,595	7,187
	Pacific Gas & Electric Co.	3.500%	8/1/50	3,550	2,529
	Pacific Gas & Electric Co.	5.250%	3/1/52	1,725	1,524
	PacifiCorp	5.250%	6/15/35	2,392	2,518
	PacifiCorp	6.100%	8/1/36	1,270	1,442
	PacifiCorp	5.750%	4/1/37	1,131	1,250
	PacifiCorp	6.250%	10/15/37	870	1,018
	PacifiCorp	6.350%	7/15/38	630	739
	PacifiCorp	6.000%	1/15/39	804	914
	PacifiCorp	4.100%	2/1/42	1,465	1,342
	PacifiCorp	4.125%	1/15/49	995	930
	PacifiCorp	4.150%	2/15/50	2,123	1,991
	PacifiCorp	3.300%	3/15/51	1,925	1,582
	PacifiCorp	2.900%	6/15/52	390	299
	PECO Energy Co.	5.950%	10/1/36	548	629
	PECO Energy Co.	4.150%	10/1/44	1,086	1,024
	PECO Energy Co.	3.900%	3/1/48	632	584
	PECO Energy Co.	3.000%	9/15/49	484	377
	PECO Energy Co.	2.800%	6/15/50	926	703
	PECO Energy Co.	3.050%	3/15/51	1,595	1,256
	PECO Energy Co.	2.850%	9/15/51	790	604
	PECO Energy Co.	4.600%	5/15/52	775	810
[1]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	1,950	1,987
[1]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,875	1,943
[1]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	400	408
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	860	827
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	696	566
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,395	1,095
	Potomac Electric Power Co.	6.500%	11/15/37	713	857
	Potomac Electric Power Co.	4.150%	3/15/43	635	595
	PPL Electric Utilities Corp.	6.250%	5/15/39	428	504
	PPL Electric Utilities Corp.	4.750%	7/15/43	380	385
	PPL Electric Utilities Corp.	4.125%	6/15/44	685	636
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,241	1,144
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,120	1,025
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,170	1,106
	PPL Electric Utilities Corp.	3.000%	10/1/49	825	647
	Progress Energy Inc.	6.000%	12/1/39	1,332	1,462
	Public Service Co. of Colorado	4.100%	6/1/32	700	715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Public Service Co. of Colorado	6.250%	9/1/37	2,275	2,748
	Public Service Co. of Colorado	6.500%	8/1/38	486	588
	Public Service Co. of Colorado	3.600%	9/15/42	926	834
	Public Service Co. of Colorado	4.300%	3/15/44	985	928
	Public Service Co. of Colorado	3.800%	6/15/47	1,585	1,444
	Public Service Co. of Colorado	4.100%	6/15/48	519	490
	Public Service Co. of Colorado	4.050%	9/15/49	2,190	2,053
[1]	Public Service Co. of Colorado	3.200%	3/1/50	468	382
[1]	Public Service Co. of Colorado	2.700%	1/15/51	1,105	823
	Public Service Co. of Colorado	4.500%	6/1/52	800	819
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,275	1,978
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	460	528
[1]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,100	1,215
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	940	858
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,113	990
[1]	Public Service Electric & Gas Co.	3.800%	1/1/43	335	302
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	797	722
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	680	594
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	944	885
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	587	534
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,185	972
[1]	Public Service Electric & Gas Co.	3.150%	1/1/50	744	600
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	976	737
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	1,395	906
	Puget Sound Energy Inc.	6.274%	3/15/37	932	1,069
	Puget Sound Energy Inc.	5.757%	10/1/39	381	422
	Puget Sound Energy Inc.	5.795%	3/15/40	935	1,038
	Puget Sound Energy Inc.	5.638%	4/15/41	373	406
	Puget Sound Energy Inc.	4.300%	5/20/45	848	792
	Puget Sound Energy Inc.	4.223%	6/15/48	455	422
	Puget Sound Energy Inc.	3.250%	9/15/49	1,179	936
	Puget Sound Energy Inc.	2.893%	9/15/51	350	262
	San Diego Gas & Electric Co.	6.000%	6/1/39	944	1,075
	San Diego Gas & Electric Co.	4.500%	8/15/40	546	534
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,495	1,320
	San Diego Gas & Electric Co.	4.150%	5/15/48	440	419
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	1,390	1,287
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	700	572
[1]	San Diego Gas & Electric Co.	2.950%	8/15/51	535	420
[1]	SCE Recovery Funding LLC	2.943%	11/15/42	525	503
	Sempra Energy	3.800%	2/1/38	2,043	1,810
	Sempra Energy	6.000%	10/15/39	689	772
	Sempra Energy	4.000%	2/1/48	2,290	2,021
	Southern California Edison Co.	6.000%	1/15/34	1,128	1,237
[1]	Southern California Edison Co.	5.750%	4/1/35	878	931
[1]	Southern California Edison Co.	5.350%	7/15/35	976	997
	Southern California Edison Co.	5.625%	2/1/36	1,219	1,272
[1]	Southern California Edison Co.	5.550%	1/15/37	1,408	1,451
[1]	Southern California Edison Co.	5.950%	2/1/38	1,144	1,237
	Southern California Edison Co.	6.050%	3/15/39	1,274	1,381
	Southern California Edison Co.	5.500%	3/15/40	1,773	1,813
	Southern California Edison Co.	4.500%	9/1/40	1,521	1,402
	Southern California Edison Co.	4.050%	3/15/42	1,035	893
[1]	Southern California Edison Co.	3.900%	3/15/43	1,573	1,331
	Southern California Edison Co.	4.650%	10/1/43	557	521
[1]	Southern California Edison Co.	3.600%	2/1/45	2,839	2,246
	Southern California Edison Co.	4.000%	4/1/47	942	805
[1]	Southern California Edison Co.	4.125%	3/1/48	1,123	963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southern California Edison Co.	4.875%	3/1/49	1,511	1,436
	Southern California Edison Co.	3.650%	2/1/50	3,038	2,436
[1]	Southern California Edison Co.	2.950%	2/1/51	654	463
[1]	Southern California Edison Co.	3.650%	6/1/51	1,405	1,139
	Southern California Edison Co.	3.450%	2/1/52	600	471
	Southern California Edison Co.	5.450%	6/1/52	1,000	1,029
	Southern California Gas Co.	5.125%	11/15/40	620	639
	Southern California Gas Co.	3.750%	9/15/42	1,295	1,128
[1]	Southern California Gas Co.	4.125%	6/1/48	1,361	1,240
[1]	Southern California Gas Co.	4.300%	1/15/49	990	939
[1]	Southern California Gas Co.	3.950%	2/15/50	1,005	903
	Southern Co.	4.250%	7/1/36	1,129	1,081
	Southern Co.	4.400%	7/1/46	3,485	3,233
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	603	660
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	2,858	2,598
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,285	1,089
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,563	1,414
	Southern Power Co.	5.150%	9/15/41	923	903
	Southern Power Co.	5.250%	7/15/43	210	205
[1]	Southern Power Co.	4.950%	12/15/46	1,177	1,126
	Southwest Gas Corp.	3.800%	9/29/46	755	616
	Southwest Gas Corp.	4.150%	6/1/49	535	454
	Southwestern Electric Power Co.	6.200%	3/15/40	852	959
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	1,424	1,193
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	927	782
	Southwestern Electric Power Co.	3.250%	11/1/51	570	436
	Southwestern Public Service Co.	4.500%	8/15/41	660	643
	Southwestern Public Service Co.	3.400%	8/15/46	260	215
	Southwestern Public Service Co.	3.700%	8/15/47	710	617
[1]	Southwestern Public Service Co.	4.400%	11/15/48	710	686
	Southwestern Public Service Co.	3.750%	6/15/49	1,058	931
[1]	Southwestern Public Service Co.	3.150%	5/1/50	788	633
	Tampa Electric Co.	4.100%	6/15/42	820	745
	Tampa Electric Co.	4.350%	5/15/44	225	210
	Tampa Electric Co.	4.300%	6/15/48	804	750
	Tampa Electric Co.	4.450%	6/15/49	542	517
	Tampa Electric Co.	3.625%	6/15/50	1,220	1,027
	Tampa Electric Co.	3.450%	3/15/51	1,145	937
	Toledo Edison Co.	6.150%	5/15/37	806	898
	Tucson Electric Power Co.	4.850%	12/1/48	1,000	983
	Tucson Electric Power Co.	4.000%	6/15/50	1,390	1,207
	Union Electric Co.	5.300%	8/1/37	398	423
	Union Electric Co.	3.900%	9/15/42	1,890	1,710
	Union Electric Co.	3.650%	4/15/45	1,857	1,599
	Union Electric Co.	4.000%	4/1/48	1,619	1,477
	Union Electric Co.	3.250%	10/1/49	1,930	1,569
	Union Electric Co.	2.625%	3/15/51	440	319
	Union Electric Co.	3.900%	4/1/52	500	461
	Veolia Environnement SA	6.750%	6/1/38	772	945
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	712	812
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	1,161	1,328
	Virginia Electric & Power Co.	6.350%	11/30/37	1,558	1,826
	Virginia Electric & Power Co.	8.875%	11/15/38	389	568
	Virginia Electric & Power Co.	4.000%	1/15/43	1,764	1,617
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	1,255	1,247
	Virginia Electric & Power Co.	4.450%	2/15/44	1,049	1,017
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	2,420	2,259
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	982	904

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Virginia Electric & Power Co.	3.800%	9/15/47	538	481
	Virginia Electric & Power Co.	4.600%	12/1/48	1,800	1,806
	Virginia Electric & Power Co.	3.300%	12/1/49	1,715	1,437
	Virginia Electric & Power Co.	2.450%	12/15/50	605	428
	Virginia Electric & Power Co.	2.950%	11/15/51	760	591
	Virginia Electric & Power Co.	4.625%	5/15/52	1,300	1,345
[1]	Washington Gas Light Co.	3.796%	9/15/46	888	784
[1]	Washington Gas Light Co.	3.650%	9/15/49	1,188	1,018
	Wisconsin Electric Power Co.	5.625%	5/15/33	562	623
	Wisconsin Electric Power Co.	5.700%	12/1/36	390	431
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,355	1,296
	Wisconsin Power & Light Co.	6.375%	8/15/37	554	643
	Wisconsin Power & Light Co.	3.650%	4/1/50	1,930	1,647
	Wisconsin Public Service Corp.	3.671%	12/1/42	1,019	889
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,238	1,242
	Wisconsin Public Service Corp.	3.300%	9/1/49	480	390
	Wisconsin Public Service Corp.	2.850%	12/1/51	390	294
	Xcel Energy Inc.	4.600%	6/1/32	1,600	1,643
	Xcel Energy Inc.	6.500%	7/1/36	1,435	1,686
	Xcel Energy Inc.	3.500%	12/1/49	388	317
					574,980
Total Corporate Bonds (Cost $5,788,270)					4,712,583
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[5]	Vanguard Market Liquidity Fund (Cost $35,435)	0.854%		354,391	35,436
Total Investments (99.5%) (Cost $5,833,107)					4,757,414
Other Assets and Liabilities—Net (0.5%)					25,952
Net Assets (100%)					4,783,366
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $138,137,000, representing 2.9% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2022.
4	Securities with a value of $629,000 have been segregated as initial margin for recently closed futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at May 31, 2022.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,395	—	9,395
Corporate Bonds	—	4,712,583	—	4,712,583
Temporary Cash Investments	35,436	—	—	35,436
Total	35,436	4,721,978	—	4,757,414